UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-8416
                                   ---------------------------------------------

                      Touchstone Variable Series Trust
--------------------------------------------------------------------------------
                      (Exact name of registrant as specified in charter)

         221 East Fourth Street, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
        (Address of principal executive offices)          (Zip code)

        Jill T. McGruder, 221 East Fourth Street, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                      (Name and address of agent for service)

Registrant's telephone number, including area code:   (513) 362-8000
                                                   -----------------------------

Date of fiscal year end:    12/31/04
                          ---------------------

Date of reporting period:    06/30/04
                         ----------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

Semiannual Report

                                                                               1

                                                        TOUCHSTONE BALANCED FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2004 (Unaudited)


   Shares                                                              Value

COMMON STOCKS -- 68.6%
 ADVERTISING -- 3.2%
   12,400  Lamar Advertising Co.*                                  $    537,540
    7,600  WPP Group plc - ADR                                          389,348
--------------------------------------------------------------------------------
                                                                        926,888
--------------------------------------------------------------------------------
 AEROSPACE & DEFENSE -- 2.8%
    7,900  Alliant Techsystems, Inc.*                                   500,386
    9,400  Rockwell Collins Inc.                                        313,208
--------------------------------------------------------------------------------
                                                                        813,594
--------------------------------------------------------------------------------
 AIRLINES -- 1.1%
   23,300  AirTran Holdings, Inc.*                                      329,462
--------------------------------------------------------------------------------
 APPAREL -- 0.8%
    4,400  Columbia Sportwear Co.*                                      240,328
--------------------------------------------------------------------------------
 BANKING -- 1.3%
    4,531  Bank of America                                              383,413
--------------------------------------------------------------------------------
 BUSINESS SERVICES -- 1.6%
    4,600  ChoicePoint Inc.*                                            210,036
   11,000  Harte-Hanks, Inc.                                            268,510
--------------------------------------------------------------------------------
                                                                        478,546
--------------------------------------------------------------------------------
 COMMERCIAL SERVICES -- 1.3%
   13,200  Aramark Corp. - Class B                                      379,632
--------------------------------------------------------------------------------
 COMPUTER SERVICES -- 1.0%
   21,700  Unisys Corp.*                                                301,196
--------------------------------------------------------------------------------
 COMPUTER SOFTWARE -- 1.1%
   11,400  Microsoft Corp.                                              325,584
--------------------------------------------------------------------------------
 COMPUTERS -- 2.1%
   11,000  Dell, Inc.*                                                  394,020
    2,500  International Business Machines                              220,375
--------------------------------------------------------------------------------
                                                                        614,395
--------------------------------------------------------------------------------
 DATAPROCESSING -- 0.7%
    3,700  Dun & Bradstreet Corp. (The)*                                199,467
--------------------------------------------------------------------------------
 DIVERSIFIED MANUFACTURING -- 3.9%
    5,500  E.I. du Pont de Nemours & Co.                                244,310
   10,500  General Electric, Inc.                                       340,200
    5,200  Textron, Inc.                                                308,620
    7,200  Tyco International, Ltd.*                                    238,608
--------------------------------------------------------------------------------
                                                                      1,131,738
--------------------------------------------------------------------------------
 DRUGS & MEDICAL PRODUCTS -- 3.5%
    5,500  Millipore Corp.*                                             310,035
   11,000  Pfizer, Inc.                                                 377,080
   10,500  Sanofi-Synthelabo SA                                         335,895
--------------------------------------------------------------------------------
                                                                      1,023,010
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 5.5%
    7,600  American Express Co.*                                        390,488
    9,800  Citigroup, Inc.                                              455,700
    2,600  Fannie Mae                                                   185,536
    3,400  Freddie Mac                                                  215,220
    7,400  Piper Jaffray Companies, Inc.*                               334,702
--------------------------------------------------------------------------------
                                                                      1,581,646
--------------------------------------------------------------------------------
 FOOD SERVICES -- 1.0%
    7,500  Yum! Brands, Inc.*                                           279,150
--------------------------------------------------------------------------------
 HEALTH & HOSPITALS -- 2.6%
    8,800  Inveresk Research Group, Inc.*                               271,392
   12,600  Laboratory Corp. of America Holdings*                        500,220
--------------------------------------------------------------------------------
                                                                        771,612
--------------------------------------------------------------------------------
 INDUSTRIAL MATERIALS -- 1.1%
    7,700  Sherwin-Williams Company (The)                               319,935
--------------------------------------------------------------------------------
 INSURANCE -- 2.4%
    7,600  Harford Financial Services
           Group, Inc. (The)                                            522,424
    5,900  Platinum Underwriters Holdings, Ltd.                         179,537
--------------------------------------------------------------------------------
                                                                        701,961
--------------------------------------------------------------------------------
 MACHINERY/ENGINEERING -- 2.0%
   11,100  National-Oilwell, Inc.*                                      349,539
    5,500  Varian, Inc.*                                                231,825
--------------------------------------------------------------------------------
                                                                        581,364
--------------------------------------------------------------------------------
 MANUFACTURING -- 2.6%
    9,400  Actuant Corp. - Class A*                                     366,506
    3,200  Eaton Corp.                                                  207,168
    3,300  Roper Industries, Inc.                                       187,770
--------------------------------------------------------------------------------
                                                                        761,444
--------------------------------------------------------------------------------
 MEASURING INSTRUMENTS -- 0.7%
    4,100  Mettler-Toledo International, Inc.*                          201,474
--------------------------------------------------------------------------------
 MEDICAL RESEARCH -- 2.0%
    6,700  Amgen Inc.*                                                  365,619
    4,400  Charles River Laboratories International, Inc.*              215,028
--------------------------------------------------------------------------------
                                                                        580,647
--------------------------------------------------------------------------------
 METAL MINING -- 1.1%
    9,000  Inco, Ltd.*                                                  311,040
--------------------------------------------------------------------------------
 MULTI-MEDIA -- 1.0%
   11,000  DIRECTV Group, Inc. (The)*                                   188,100
    3,800  EchoStar Communications Corp., Class A*                      116,850
--------------------------------------------------------------------------------
                                                                        304,950
--------------------------------------------------------------------------------
 OIL & GAS -- 5.5%
    3,600  Anadarko Petroleum Corp.                                     210,960
   10,400  BP plc - ADR                                                 557,128
    8,100  ConocoPhillips                                               617,950
    4,500  Nabors Industries, Ltd.*                                     203,490
--------------------------------------------------------------------------------
                                                                      1,589,528
--------------------------------------------------------------------------------
 PAPER PRODUCTS -- 2.0%
   11,000  International Paper Company                                  491,700
    5,000  Smurfit-Stone Container Corp.*                                99,750
--------------------------------------------------------------------------------
                                                                        591,450
--------------------------------------------------------------------------------
 PERSONAL SERVICES -- 1.2%
    8,700  Weight Watchers International, Inc.*                         340,518
--------------------------------------------------------------------------------
 PHARMACEUTICALS -- 3.1%
   15,000  Bristol-Myers Squibb Company*                                367,500
    5,500  Par Pharmaceutical Cos. Inc.*                                193,655
    9,600  Wyeth                                                        347,136
--------------------------------------------------------------------------------
                                                                        908,291
--------------------------------------------------------------------------------
 RETAIL -- 5.5%
    8,300  Abercrombie & Fitch Co.                                      321,625
   17,700  Dollar General Corp.                                         346,212
   23,000  Office Depot, Inc.*                                          411,930
    6,200  PETCO Animal Supplies, Inc.*                                 199,702
    5,800  Wal-Mart Stores, Inc.                                        306,008
--------------------------------------------------------------------------------
                                                                      1,585,477
--------------------------------------------------------------------------------
 SEMI-CONDUCTORS -- 1.2%
   13,000  Intel Corp.                                                  358,800
--------------------------------------------------------------------------------
 STEEL -- 1.3%
    5,000  Nucor Corp.                                                  383,800
--------------------------------------------------------------------------------
 TECHNOLOGY -- 0.4%
    5,100  Texas Instruments, Inc.*                                     123,318
--------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

2

TOUCHSTONE BALANCED FUND

--------------------------------------------------------------------------------
Schedule of Investments continued

   Shares                                                              Value

TELEVISION BROADCASTING STATIONS -- 0.7%
    5,300  Viacom, Inc. - Class B                                  $    189,316
--------------------------------------------------------------------------------
TRUCKING/SHIPPING -- 1.3%
    6,600  Oshkosh Truck Corp.                                          378,246
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                $ 19,991,220
--------------------------------------------------------------------------------


 Principal                              Interest    Maturity
  Amount                                  Rate        Date             Value

ASSET-BACKED SECURITIES -- 0.0%
 HOUSING -- 0.0%
$   4,672  Access Financial
           Manufacture Housing
           Contract Trust                 7.10%      5/15/21       $      4,767
--------------------------------------------------------------------------------
CORPORATE BONDS -- 14.2%
 AUTOMOTIVE -- 1.8%
  500,000  General Motors                 7.20%      1/15/11       $    523,898
--------------------------------------------------------------------------------
 BANKING -- 1.0%
  250,000  BB&T Corp.                     7.25%      6/15/07            274,513
      393  Nykredit                       6.00%      10/1/26                 68
--------------------------------------------------------------------------------
                                                                        274,581
--------------------------------------------------------------------------------
 BEVERAGES -- 0.6%
  160,000  Coca-Cola                      8.95%      11/1/06            177,600
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 6.1%
  350,000  Ford Motor Credit              7.38%       2/1/11            369,168
  500,000  General Electric
           Capital Corp.                  6.75%      3/15/32            537,508
  250,000  Household
           Finance Corp.                  7.88%       3/1/07            276,213
  575,000  Morgan Stanley
           Dean Witter & Co.              7.75%      6/15/05            603,019
--------------------------------------------------------------------------------
                                                                      1,785,908
--------------------------------------------------------------------------------
 MEDIA - BROADCASTING & PUBLISHING -- 0.9%
  250,000  AOL Time Warner                5.63%       5/1/05            256,123
--------------------------------------------------------------------------------
 OIL & GAS -- 2.0%
  500,000  Pemex Project
           Funding Master
           Trust                          9.13%     10/13/10            572,500
--------------------------------------------------------------------------------
 TECHNOLOGY -- 0.9%
  250,000  IBM Corp.                      4.88%      10/1/06            259,332
--------------------------------------------------------------------------------
 TELECOMMUNICATIONS -- 1.0%
  250,000  Verizon Global                 7.75%      6/15/32            281,089
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                              $  4,131,031
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 0.0%
 FINANCIAL SERVICES -- 0.0%
      648  Merrill Lynch
           Mortgage
           Investors                      7.05%     12/26/25       $        651
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 0.1%
 TRANSPORTATION -- 0.1%
   30,000  Oklahoma
           City Airport                   9.40%      11/1/10       $     31,707
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENT OBLIGATIONS -- 0.8%
 GREAT BRITAIN -- 0.8%
  105,000  United Kingdom
           Treasury                       8.00%      12/7/15       $    238,510
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 7.1%
  500,000  Federal Home
           Loan Mortgage
           Corporation                    6.25%       3/5/12       $    523,852
  575,176  Federal National
           Mortgage
           Association                    5.50%      11/1/33            574,085
  133,477  Federal National
           Mortgage
           Association                    6.00%       1/1/14            139,496
  125,781  Federal National
           Mortgage
           Association                    6.00%       3/1/31            128,809
  162,185  Federal National
           Mortgage
           Association                    6.00%       2/1/33            165,767
   75,982  Federal National
           Mortgage
           Association                    6.50%      12/1/12             80,441
   43,863  Federal National
           Mortgage
           Association                    8.00%       1/2/30             47,745
  246,036  Government
           National Mortgage
           Association                    6.00%     12/15/32            252,635
  100,727  Government
           National
           Mortgage
           Association                    7.00%      1/15/32            107,027
   44,516  Government
           National
           Mortgage
           Association                    7.50%       9/1/30             48,034
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT &
AGENCY OBLIGATIONS                                                 $  2,067,891
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 7.1%
1,000,000  U.S.Treasury Note              1.50%      7/31/05       $    993,319
  525,000  U.S.Treasury Note              4.75%     11/15/08            548,297
  550,000  U.S.Treasury Note              3.25%      1/15/09            539,430
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                    $  2,081,046
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 98.0%
(COST $25,747,086)                                                 $ 28,546,823
OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.0%                           575,057
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 29,121,880
--------------------------------------------------------------------------------

* Non-income producing security.
ADR - American Depository Receipt


The accompanying notes are an integral part of the financial statements.

                                                 TOUCHSTONE BARON SMALL CAP FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2004 (Unaudited)

   Shares                                                              Value

COMMON STOCKS -- 98.5%
 ADVERTISING SERVICES -- 1.9%
    6,000  Getty Images, Inc.*                                     $    360,000
--------------------------------------------------------------------------------
 APPAREL -- 0.9%
    6,000  Carter's, Inc.*                                              174,660
--------------------------------------------------------------------------------
 BUSINESS SERVICES -- 3.3%
   12,000  ChoicePoint Inc.*                                            547,920
    2,500  Gevity HR, Inc.                                               65,475
                                                                        613,395
--------------------------------------------------------------------------------
 CHEMICALS -- 1.0%
    8,000  Symyx Technologies, Inc.*                                    192,960
--------------------------------------------------------------------------------
 COMMUNICATION SERVICES -- 1.6%
   13,500  American Tower Corp. - Class A*                              205,200
   22,500  SBA Communications Corp.*                                    100,125
--------------------------------------------------------------------------------
                                                                        305,325
--------------------------------------------------------------------------------
 CONSULTING -- 1.6%
    8,000  Hewitt Associates, Inc.*                                     220,000
    4,500  LECG Corp.*                                                   77,895
--------------------------------------------------------------------------------
                                                                        297,895
--------------------------------------------------------------------------------
 CONSUMER SERVICES -- 0.6%
    3,000  Weight Watchers International, Inc.*                         117,420
--------------------------------------------------------------------------------
 EDUCATION -- 8.5%
    5,500  Apollo Group, Inc.*                                          485,595
    3,000  DeVry, Inc.*                                                  82,260
    7,600  Education Management Corp.*                                  249,736
    2,000  Strayer Education, Inc.                                      223,140
    6,000  University of Phoenix Online*                                525,540
--------------------------------------------------------------------------------
                                                                      1,566,271
--------------------------------------------------------------------------------
 ENERGY & ENERGY SERVICES -- 6.9%
    8,000  Encore Acquisition Company*                                  223,200
    9,500  FMC Technologies, Inc.*                                      273,600
    7,000  Premcor, Inc.*                                               262,500
    5,000  SEACOR SMIT, Inc.*                                           219,650
   10,000  XTO Energy, Inc.                                             297,900
--------------------------------------------------------------------------------
                                                                      1,276,850
--------------------------------------------------------------------------------
 FINANCIAL -- 10.4%
   12,500  Arch Capital Group Ltd.*                                     498,500
    6,000  CheckFree Corp.*                                             180,000
    3,000  Chicago Mercantile Exchange                                  433,110
    5,500  eSPEED, Inc. - Class A*                                       97,075
   10,000  First Marblehead Corp. (The)*                                402,600
   10,000  Jefferies Group, Inc.                                        309,200
--------------------------------------------------------------------------------
                                                                      1,920,485
--------------------------------------------------------------------------------
 GOVERNMENT SERVICES -- 1.3%
    7,500  Anteon International Corp.*                                  244,650
--------------------------------------------------------------------------------
 HEALTH CARE PRODUCTS -- 2.6%
    9,000  Edwards Lifesciences Corp.*                                  313,650
    2,000  Flamel Technologies - ADR*                                    49,260
    2,000  INAMED Corp.*                                                125,700
--------------------------------------------------------------------------------
                                                                        488,610
--------------------------------------------------------------------------------
 HEALTH SERVICES -- 1.6%
    6,000  Charles River Laboratiories
           International, Inc.*                                         293,220
--------------------------------------------------------------------------------
 HEALTH SERVICES/INSURANCE -- 5.6%
   13,500  AMERIGROUP Corp.*                                            664,200
    9,500  Centene Corp.*                                               366,225
--------------------------------------------------------------------------------
                                                                      1,030,425
--------------------------------------------------------------------------------
 HEALTH CARE FACILITIES -- 4.6%
   12,000  Manor Care, Inc.                                             392,160
   11,500  United Surgical Partners
           International, Inc.*                                         453,905
--------------------------------------------------------------------------------
                                                                        846,065
--------------------------------------------------------------------------------
 HEALTHCARE SERVICES -- 0.7%
    7,000  Odyssey Healthcare, Inc.*                                    131,740
--------------------------------------------------------------------------------
 HOME BUILDING -- 0.7%
    4,000  Hovnanian Enterprises, Inc. - Class A*                       138,840
--------------------------------------------------------------------------------
 HOTELS & LODGING -- 4.1%
    8,500  Choice Hotels International, Inc.                            426,360
    5,500  Four Seasons Hotels Inc.                                     331,155
--------------------------------------------------------------------------------
                                                                        757,515
--------------------------------------------------------------------------------
 MEDIA -- 6.2%
    4,000  Cox Radio, Inc. - Class A*                                    69,520
    8,000  Cumulus Media Inc.*                                          134,480
    9,000  Gray Television, Inc.                                        125,010
   12,000  Lin TV Corp. - Class A*                                      254,400
    5,000  Netflix Inc.                                                 179,750
    5,000  Radio One, Inc. - Class D*                                    80,050
    5,000  Radio One, Inc.*                                              80,550
   12,000  Saga Communications, Inc. - Class A*                         219,000
--------------------------------------------------------------------------------
                                                                      1,142,760
--------------------------------------------------------------------------------
 MEDICAL EQUIPMENT -- 1.6%
    4,000  Immucor, Inc.*                                               130,200
    8,000  Viasys Healthcare Inc.*                                      167,280
--------------------------------------------------------------------------------
                                                                        297,480
--------------------------------------------------------------------------------
 REAL ESTATE -- 1.9%
    1,500  Alexander's, Inc.*                                           251,610
    2,000  LNR Property Corp.                                           108,500
--------------------------------------------------------------------------------
                                                                        360,110
--------------------------------------------------------------------------------
 RECREATION & RESORTS -- 13.2%
   10,000  Isle of Capri Casinos, Inc.*                                 174,500
   15,000  Kerzner International Ltd.*                                  713,400
   12,000  Station Casinos, Inc.                                        580,800
   10,000  Vail Resorts, Inc.*                                          191,600
   20,000  Wynn Resorts, Ltd.*                                          772,600
--------------------------------------------------------------------------------
                                                                      2,432,900
--------------------------------------------------------------------------------
 RESTAURANTS -- 5.0%
    9,000  Cheesecake Factory Inc. (The)*                               358,110
   10,000  Krispy Kreme Doughnuts, Inc.*                                190,900
    6,000  P.F. Chang's China Bistro*                                   246,900
    3,500  Panera Bread Company*                                        125,580
--------------------------------------------------------------------------------
                                                                        921,490
--------------------------------------------------------------------------------
 RETAIL -- 1.8%
   15,000  CarMax, Inc.*                                                328,050
--------------------------------------------------------------------------------
 RETAIL STORES -- 6.7%
    3,000  99 Cents Only Stores*                                         45,750
    6,000  Dollar Tree Stores, Inc.*                                    164,580
    6,000  Ethan Allen Interiors Inc.                                   215,460
    6,000  PETCO Animal Supplies, Inc.*                                 193,260
    8,000  Polo Ralph Lauren Corp.                                      275,600
   12,000  Select Comfort Corp.*                                        340,800
--------------------------------------------------------------------------------
                                                                      1,235,450
--------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

4

TOUCHSTONE BARON SMALL CAP FUND

--------------------------------------------------------------------------------
Schedule of Investments continued

   Shares                                                              Value

COMMON STOCKS -- 98.5% - continued
 SOFTWARE -- 1.8%
    4,000  Kronos Inc.*                                            $    164,800
    7,000  Reynolds & Reynolds Company
           (The) - Class A                                              161,910
--------------------------------------------------------------------------------
                                                                        326,710
--------------------------------------------------------------------------------
 TRANSPORTATION -- 1.5%
    4,000  Genesee & Wyoming Inc.                                        94,800
    6,000  JetBlue Airways Corp.*                                       176,280
--------------------------------------------------------------------------------
                                                                        271,080
--------------------------------------------------------------------------------
 UTILITY SERVICES -- 0.9%
    8,000  Southern Union Company*                                      168,640
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                $ 18,240,996
--------------------------------------------------------------------------------
WARRANTS -- 0.0%
       88  MicroStrategy Inc.*                                     $          9
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 98.5%
(COST $12,425,542)                                                 $ 18,241,005
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.5%                           275,265
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 18,516,270
--------------------------------------------------------------------------------

* Non-income producing security.
ADR - American Depository Receipt.


The accompanying notes are an integral part of the financial statements.

                                                       TOUCHSTONE CORE BOND FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2004 (Unaudited)

 Principal                              Interest    Maturity
  Amount                                  Rate        Date             Value

CORPORATE BONDS -- 35.4%
 AUTOMOBILES -- 1.5%
$ 570,000  Daimlerchrysler
           NA Holding                     7.20%       9/1/09       $    620,476
--------------------------------------------------------------------------------
 BANKING -- 2.1%
  425,000  Banc of America                5.25%      12/1/15            409,756
  375,000  Bank of New York               7.30%      12/1/09            425,499
--------------------------------------------------------------------------------
                                                                        835,255
--------------------------------------------------------------------------------
 BASIC MATERIALS -- 1.4%
  550,000  Alcoa                          6.00%      1/15/12            581,541
--------------------------------------------------------------------------------
 COMMUNICATIONS -- 1.3%
  555,000  Cox
           Communications                 4.63%       6/1/13            512,302
--------------------------------------------------------------------------------
 ELECTRIC UTILITIES -- 3.4%
  440,000  NiSource Finance
           Corp.                          3.20%      11/1/06            434,999
  455,000  Pacific Gas & Electric         1.81%       4/3/06            455,274
  500,000  Southern Power Co.             4.88%      7/15/15            463,976
--------------------------------------------------------------------------------
                                                                      1,354,249
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 9.2%
  250,000  Ford Motor Credit              5.63%      10/1/08            252,174
  400,000  General Electric
           Cap Corp.                      6.75%      3/15/32            430,006
  515,000  General Motors
           Acceptance Corp.               6.13%      8/28/07            537,380
  485,000  Goldman Sachs
           Group                          6.35%      2/15/34            455,450
  670,000  Household Finance
           Corp.                          5.75%      1/30/07            703,833
  400,000  Morgan Stanley
           Dean Witter                    4.75%       4/1/14            369,048
  450,000  National Rural
           Utilities                      3.25%      10/1/07            441,117
  520,000  Washington
           Mutual                         2.40%      11/3/05            516,389
--------------------------------------------------------------------------------
                                                                      3,705,397
--------------------------------------------------------------------------------
 FOOD -- 2.6%
  500,000  General Mills                  6.00%      2/15/12            523,564
  525,000  Safeway Inc.                   4.80%      7/16/07            536,644
--------------------------------------------------------------------------------
                                                                      1,060,208
--------------------------------------------------------------------------------
 OIL & GAS -- 2.7%
  500,000  ConocoPhilips                  5.90%     10/15/32            483,286
  600,000  Pemex Project
           Funding Master
           Trust                          6.13%      8/15/08            613,500
--------------------------------------------------------------------------------
                                                                      1,096,786
--------------------------------------------------------------------------------
 OTHER -- 6.0%
2,500,000  Dow Jones TRAC-X
           High Yield Series 2,
           144A                           7.38%      3/25/09          2,443,750
--------------------------------------------------------------------------------
 REAL ESTATE -- 1.2%
  445,000  Duke Realty Corp.              7.38%       8/1/07            491,900
--------------------------------------------------------------------------------
 TELEPHONE SYSTEMS -- 4.0%
  525,000  British Telecom                7.88%     12/15/05            561,311
  525,000  France Telecom                 9.00%       3/1/11            608,381
  390,000  Sprint Capital Corp.           8.38%      3/15/12            448,238
--------------------------------------------------------------------------------
                                                                      1,617,930
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                              $ 14,319,794
--------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES -- 40.3%
  310,573  Federal Government
           Loan Mortgage
           Corporation                    5.00%      12/1/18            311,576
  463,545  Federal Government
           Loan Mortgage
           Corporation                    5.50%       1/1/19            474,681
  764,365  Federal Government
           Loan Mortgage
           Corporation                    5.50%       5/1/33            763,373
  521,681  Federal Government
           Loan Mortgage
           Corporation                    5.00%       8/1/33            505,197
  123,572  Federal Home Loan
           Mortgage
           Corporation                    7.00%       5/1/30            131,936
  565,678  Federal Home Loan
           Mortgage
           Corporation                    6.50%       8/1/32            590,016
1,833,155  Federal National
           Conventional
           Loan                           6.00%       1/1/34          1,873,646
  216,715  Federal National
           Mortgage
           Association                    5.50%      12/1/16            222,414
1,707,232  Federal National
           Mortgage
           Association                    6.00%      11/1/17          1,780,695
1,065,672  Federal National
           Mortgage
           Association                    5.00%      12/1/17          1,070,526
  187,769  Federal National
           Mortgage
           Association                    4.50%       1/1/18            183,987
  438,409  Federal National
           Mortgage
           Association                    4.50%       6/1/18            429,579
  638,041  Federal National
           Mortgage
           Association                    5.00%       6/1/18            640,312
  171,984  Federal National
           Mortgage
           Association                    8.00%       5/1/30            186,998
  190,387  Federal National
           Mortgage
           Association                    7.50%       1/1/31            204,098
  102,803  Federal National
           Mortgage
           Association                    6.50%       6/1/31            107,236
  773,617  Federal National
           Mortgage
           Association                    6.50%       6/1/32            817,405
  443,660  Federal National
           Mortgage
           Association                    6.50%       9/1/32            462,288
  133,971  Federal National
           Mortgage
           Association                    6.50%       9/1/32            139,596


The accompanying notes are an integral part of the financial statements.

6

TOUCHSTONE CORE BOND FUND

--------------------------------------------------------------------------------
Schedule of Investments continued


 Principal                              Interest    Maturity
  Amount                                  Rate        Date             Value

AGENCY MORTGAGE-BACKED SECURITIES -- 40.3% - continued
$ 516,937  Federal National
           Mortgage
           Association                    6.50%      12/1/32       $    538,642
  855,710  Federal National
           Mortgage
           Association                    5.50%       7/1/33            854,573
1,042,629  Federal National
           Mortgage
           Association                    5.50%       8/1/33          1,040,653
  704,680  Federal National
           Mortgage
           Association                    5.50%      10/1/33            703,344
1,153,398  Federal National
           Mortgage
           Association                    5.00%       4/1/34          1,115,494
  832,284  Federal National
           Mortgage
           Association                    5.00%       5/1/34            804,932
    1,046  Government National
           Mortgage
           Association                    7.50%       7/1/23              1,133
  100,212  Government National
           Mortgage
           Association                    4.75%      9/20/24            101,737
  190,325  Government National
           Mortgage
           Association                    4.00%     10/17/29            183,850
   29,595  Government National
           Mortgage
           Association                    8.00%      7/15/30             32,355
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES                            $ 16,272,272
--------------------------------------------------------------------------------
MORTGAGE RELATED -- 1.4%
  585,000  Banc of America
           Commercial
           Mortgage                       4.65%      9/11/36       $    564,206
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 16.5%
2,341,000  Federal Home
           Loan Bank
           Discount Note                  0.00%       7/1/04          2,340,999
  790,000  Federal Home
           Loan Mortgage
           Corporation                    2.13%     11/15/05            785,025
  615,000  Federal Home
           Loan Mortgage
           Corporation                    3.88%      1/12/09            604,582
  605,000  Federal Home
           Loan Mortgage
           Corporation                    3.38%      4/15/09            582,569
  560,000  Federal National
           Mortgage
           Association                    5.00%      1/15/07            582,140
1,260,000  Federal National
           Mortgage
           Association                    3.75%      5/17/07          1,259,233
  510,000  Federal National
           Mortgage
           Association                    5.25%       8/1/12            509,626
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                           $  6,664,174
--------------------------------------------------------------------------------
U.S.TREASURY OBLIGATIONS -- 0.5%
  200,000  U.S.Treasury Bond              5.38%      2/15/31       $    201,711
--------------------------------------------------------------------------------

  Shares                                                               Value

MONEY MARKETS -- 4.5%
1,833,000  Merrill Lynch
           Premier Money
           Market -
           Institutional                                           $  1,833,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 98.6%
(COST $40,264,274)                                                 $ 39,855,157
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.4%                           547,934
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 40,403,091
--------------------------------------------------------------------------------

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities were valued at $2,443,750 or 6.0% of net assets.


The accompanying notes are an integral part of the financial statements.

                                      TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2004 (Unaudited)

   Shares                                                              Value

COMMON STOCKS -- 94.6%
 CAPITAL GOODS -- 16.1%
   16,200  Emerson Electric Co.                                    $  1,029,510
    7,240  Illinois Tool Works Inc.                                     694,244
   47,000  Tyco International Ltd.                                    1,557,580
   11,200  United Technologies Corp.                                  1,024,576
   35,100  Waste Management Inc.                                      1,075,815
--------------------------------------------------------------------------------
                                                                      5,381,725
--------------------------------------------------------------------------------
 CONSUMER CYCLICALS -- 5.8%
   29,505  Home Depot, Inc.                                           1,038,576
   11,900  Omnicom Group Inc.                                           903,091
--------------------------------------------------------------------------------
                                                                      1,941,667
--------------------------------------------------------------------------------
 CONSUMER STAPLES -- 19.0%
   12,000  Altria Group Inc.                                            600,600
   23,640  Comcast Corp. - Class A Special*                             652,700
   36,000  CVS Corp.                                                  1,512,720
   10,225  Kimberly-Clark Corp.                                         673,623
   45,655  McDonald's Corp.                                           1,187,030
   41,600  Newell Rubbermaid Inc.                                       977,600
   39,985  Time Warner, Inc.*                                           702,936
--------------------------------------------------------------------------------
                                                                      6,307,209
--------------------------------------------------------------------------------
 ENERGY -- 3.5%
   26,000  Exxon Mobil Corp.                                          1,154,660
--------------------------------------------------------------------------------
 FINANCIALS -- 12.2%
   13,540  American Express Co.                                         695,685
   12,600  Bank of America Corp.                                      1,066,212
   23,800  Fannie Mae                                                 1,698,368
   14,165  Wachovia Corp.                                               630,343
--------------------------------------------------------------------------------
                                                                      4,090,608
--------------------------------------------------------------------------------
 HEALTH CARE -- 18.6%
   47,000  Baxter International Inc.                                  1,621,969
   18,600  Guidant Corp.                                              1,039,368
   19,500  Merck & Co. Inc.                                             926,250
   40,250  Pfizer Inc.                                                1,379,770
   34,750  Wyeth                                                      1,256,560
--------------------------------------------------------------------------------
                                                                      6,223,917
--------------------------------------------------------------------------------
 TECHNOLOGY -- 15.7%
   32,915  Dell Inc.*                                                 1,179,015
   36,825  Intel Corp.                                                1,016,370
   65,975  Microsoft Corp.                                            1,884,246
   38,000  Nokia Corp. - ADR                                            552,520
   75,306  Taiwan Semiconductor
           Manufacturing Co. - ADR*                                     625,793
--------------------------------------------------------------------------------
                                                                      5,257,944
--------------------------------------------------------------------------------
 TRANSPORTATION -- 3.7%
   15,050  Fedex Corp.                                                1,229,435
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS -- 94.6%
(COST $28,647,954)                                                 $ 31,587,165
OTHER ASSETS IN EXCESS OF LIABILITIES -- 5.4%                         1,812,798
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 33,399,963
--------------------------------------------------------------------------------

* Non-income producing security.
ADR - American Depository Receipt


The accompanying notes are an integral part of the financial statements.

8

TOUCHSTONE EMERGING GROWTH FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2004 (Unaudited)

   Shares                                                              Value

COMMON STOCKS -- 97.2%
 ADVERTISING -- 0.2%
    5,450  Interpublic Group of
           Companies, Inc. (The)                                   $     74,829
--------------------------------------------------------------------------------
 AEROSPACE & DEFENSE -- 0.2%
    1,350  Alliant Techsystems*                                          85,509
--------------------------------------------------------------------------------
 AIRLINES -- 0.2%
    5,150  Southwest Airlines                                            86,366
--------------------------------------------------------------------------------
 APPAREL -- 0.3%
    2,605  Jones Apparel Group                                          102,845
--------------------------------------------------------------------------------
 BANKING -- 0.4%
    2,500  Banknorth Group                                               81,200
    2,550  North Fork Bancorporation                                     97,028
--------------------------------------------------------------------------------
                                                                        178,228
--------------------------------------------------------------------------------
 BIOTECHNOLOGY -- 0.2%
    1,850  Charles River Laboratories
           International, Inc.*                                          90,410
--------------------------------------------------------------------------------
 CHEMICALS -- 0.1%
      850  Rohm and Haas Company                                         35,343
--------------------------------------------------------------------------------
 COMMERCIAL SERVICES -- 0.2%
    2,750  Anixter International*                                        93,583
--------------------------------------------------------------------------------
 COMPUTER SOFTWARE & PROCESSING -- 0.4%
    5,900  Network Associates*                                          106,967
    5,150  Unisys Corp.*                                                 71,482
--------------------------------------------------------------------------------
                                                                        178,449
--------------------------------------------------------------------------------
 COMPUTERS & INFORMATION -- 0.4%
    9,350  Maxtor*                                                       61,990
    2,600  Reynolds & Reynolds Company
           (The) - Class A                                               60,138
    3,150  Seagate Technology                                            45,455
--------------------------------------------------------------------------------
                                                                        167,583
--------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY -- 12.6%
   17,400  Chico's FAS*                                                 785,783
   16,500  Dollar Tree Stores, Inc.*                                    452,595
    6,600  E.W. Scripps Company (The)                                   693,000
   12,700  Royal Caribbean Cruises, Ltd.                                551,307
   19,400  Univision Communications Inc.*                               619,442
   18,900  Westwood One, Inc.*                                          449,820
   22,100  Williams-Sonoma*                                             728,416
   25,400  Yankee Candle Company, Inc. (The)*                           742,950
--------------------------------------------------------------------------------
                                                                      5,023,313
--------------------------------------------------------------------------------
 CONSUMER STAPLES -- 1.6%
   61,800  Del Monte Foods Company*                                     627,888
--------------------------------------------------------------------------------
 ELECTRONICS -- 1.5%
    4,100  Arrow Electronics*                                           109,962
    5,650  Celestica*                                                   112,718
    1,750  EMCOR Group*                                                  76,965
    8,150  LSI Logic*                                                    62,103
    1,900  National Semiconductor*                                       41,781
    3,350  Tektronix                                                    113,967
    4,650  Vishay Intertechnology*                                       86,397
--------------------------------------------------------------------------------
                                                                        603,893
--------------------------------------------------------------------------------
 ENERGY -- 7.1%
    9,900  Amerada Hess Corp.                                           783,981
   12,300  BJ Services*                                                 563,832
   52,800  Chesapeake Energy                                            777,216
   20,700  Pioneer Natural Resources Company                            726,156
--------------------------------------------------------------------------------
                                                                      2,851,185
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 0.2%
      699  Countrywide Financial                                         49,104
    1,050  Piper Jaffray Companies, Inc.*                                47,492
--------------------------------------------------------------------------------
                                                                         96,596
--------------------------------------------------------------------------------
 FINANCIALS -- 8.4%
   41,000  CapitalSource Inc.*                                        1,002,450
   23,100  Investors Financial Services                               1,006,697
    5,800  Philadelphia Consolidated Holding*                           348,406
    5,600  RenaissanceRe Holdings Ltd.                                  302,120
   11,150  Zions Bancorporation                                         685,168
--------------------------------------------------------------------------------
                                                                      3,344,841
--------------------------------------------------------------------------------
 HEALTH CARE -- 23.1%
   24,500  Andrx Corp.*                                                 684,285
   15,100  Celgene*                                                     864,626
   29,600  Community Health Systems*                                    792,392
   31,100  Cytyc Corp.*                                                 789,007
   44,800  Elan Corp. plc*                                            1,108,351
    2,050  Health Management
           Associates - Class A                                          45,961
   24,000  Manor Care                                                   784,320
   25,900  Medicines Company                                            790,209
   20,700  Omnicare, Inc.                                               886,167
   23,500  PacifiCare Health Systems, Inc.                              908,510
   28,200  Thermo Electron*                                             866,868
    8,500  Varian Medical Systems, Inc.                                 674,475
--------------------------------------------------------------------------------
                                                                      9,195,171
--------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT -- 0.2%
    1,500  Hillenbrand Industries, Inc.                                  90,675
--------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS -- 0.3%
    4,300  Health Net*                                                  113,950
--------------------------------------------------------------------------------
 HEAVY MACHINERY -- 0.9%
    1,400  Dover                                                         58,940
    2,250  Pall                                                          58,928
    1,675  Varian*                                                       70,601
    1,850  W.W. Grainger, Inc.                                          106,374
    1,850  York International                                            75,980
--------------------------------------------------------------------------------
                                                                        370,823
--------------------------------------------------------------------------------
 HOMEFURNISHINGS -- 0.3%
    2,900  Leggett & Platt                                               77,459
    2,450  Maytag Corp.                                                  60,050
--------------------------------------------------------------------------------
                                                                        137,509
--------------------------------------------------------------------------------
 INDUSTRIALS -- 14.5%
   27,400  AMETEK, Inc.                                                 846,660
   10,400  Career Education*                                            473,824
   34,400  Monster Worldwide Inc.*                                      884,768
   26,400  Republic Services, Inc.*                                     764,016
   17,900  Roper Industries, Inc.                                     1,018,510
   31,500  Sirva Inc.*                                                  724,500
   12,300  University of Phoenix Online*                              1,077,356
--------------------------------------------------------------------------------
                                                                      5,789,634
--------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

                                                 TOUCHSTONE EMERGING GROWTH FUND

--------------------------------------------------------------------------------

   Shares                                                              Value

COMMON STOCKS -- 97.2% - continued
 INFORMATION TECHNOLOGY -- 16.6%
   16,800  Alliance Data Systems Corp.*                            $    709,800
   28,300  Check Point Software
           Technologies, Ltd.*                                          763,817
   24,000  CheckFree Corp.*                                             720,000
   13,600  Diebold, Inc.                                                719,032
   30,600  Lam Research*                                                820,080
   32,000  Network Appliance, Inc.*                                     688,960
   28,800  NVIDIA Corp.*                                                590,400
   42,790  PerkinElmer                                                  857,511
   30,600  Semtech*                                                     720,324
--------------------------------------------------------------------------------
                                                                      6,589,924
--------------------------------------------------------------------------------
 INSURANCE -- 0.4%
    3,300  Assurant, Inc.                                                87,054
    2,750  Old Republic International Corp.                              65,230
--------------------------------------------------------------------------------
                                                                        152,284
--------------------------------------------------------------------------------
 MATERIALS -- 4.2%
   24,000  Arch Coal                                                    878,160
   20,700  Monsanto Company                                             796,950
--------------------------------------------------------------------------------
                                                                      1,675,110
--------------------------------------------------------------------------------
 MEDIA - BROADCASTING & PUBLISHING -- 0.2%
    4,650  Readers Digest Association - Class A                          74,354
--------------------------------------------------------------------------------
 MEDICAL SUPPLIES -- 0.7%
    1,250  Beckman Coulter, Inc.                                         76,250
    2,300  Edwards Lifesciences Corp.*                                   80,155
    5,850  Teradyne*                                                    132,795
--------------------------------------------------------------------------------
                                                                        289,200
--------------------------------------------------------------------------------
 OIL & GAS -- 0.5%
    1,700  Cooper Cameron*                                               82,790
    1,400  Devon Energy                                                  92,400
    1,500  Ensco International                                           43,650
--------------------------------------------------------------------------------
                                                                        218,840
--------------------------------------------------------------------------------
 OIL & GAS EXPLORING & PRODUCTION -- 0.2%
    2,850  Transocean Inc.*                                              82,479
--------------------------------------------------------------------------------
 PAPER & RELATED PRODUCTS -- 0.0%
      200  MeadWestvaco Corp.                                             5,878
--------------------------------------------------------------------------------
 RESTAURANTS -- 0.2%
    4,250  Darden Restaurants, Inc.                                      87,338
--------------------------------------------------------------------------------
 RETAILERS -- 0.7%
    3,200  American Eagle Outfitters*                                    92,511
    1,850  J.C. Penney Company                                           69,856
    2,250  Talbots                                                       88,088
    1,050  Tech Data*                                                    41,087
--------------------------------------------------------------------------------
                                                                        291,542
--------------------------------------------------------------------------------
 SEMI-CONDUCTORS -- 0.2%
    3,000  Novellus Systems, Inc.*                                       94,320
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS -- 97.2%
(COST $33,684,615)                                                 $ 38,899,892
OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.8%                         1,108,075
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 40,007,967
--------------------------------------------------------------------------------

* Non-income producing security.


The accompanying notes are an integral part of the financial statements.

10

TOUCHSTONE ENHANCED DIVIDEND 30 FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2004 (Unaudited)

   Shares                                                              Value

COMMON STOCKS -- 98.1%
 AEROSPACE & DEFENSE -- 4.7%
   14,500  Boeing                                                  $    740,805
   14,500  Honeywell International                                      531,135
--------------------------------------------------------------------------------
                                                                      1,271,940
--------------------------------------------------------------------------------
 AUTOMOBILES -- 2.5%
   14,500  General Motors Corporation                                   675,555
--------------------------------------------------------------------------------
 BANKING -- 2.5%
   14,500  Citigroup                                                    674,250
--------------------------------------------------------------------------------
 BEVERAGES, FOOD & TOBACCO -- 14.4%
   57,200  Altria Group                                               2,862,860
   14,500  Coca-Cola                                                    731,960
   14,500  McDonald's                                                   377,000
--------------------------------------------------------------------------------
                                                                      3,971,820
--------------------------------------------------------------------------------
 CHEMICALS -- 2.4%
   14,500  Du Pont (E.I.) De Nemours                                    644,090
--------------------------------------------------------------------------------
 COMPUTER SOFTWARE & PROCESSING -- 1.5%
   14,500  Microsoft                                                    414,120
--------------------------------------------------------------------------------
 COMPUTERS & INFORMATION -- 5.8%
   14,500  Hewlett-Packard                                              305,950
   14,500  International Business Machines                            1,278,175
--------------------------------------------------------------------------------
                                                                      1,584,125
--------------------------------------------------------------------------------
 ELECTRONICS -- 1.5%
   14,500  Intel                                                        400,200
--------------------------------------------------------------------------------
 ENTERTAINMENT & LEISURE -- 1.4%
   14,500  Walt Disney Company (The)                                    369,605
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 4.8%
   14,500  American Express                                             745,010
   14,500  J.P. Morgan Chase & Co.                                      562,165
--------------------------------------------------------------------------------
                                                                      1,307,175
--------------------------------------------------------------------------------
 FIRE, MARINE, & CASUALTY INSURANCE -- 3.8%
   14,500  American International Group*                              1,033,560
--------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS -- 2.9%
   14,500  Procter & Gamble Co.                                         789,380
--------------------------------------------------------------------------------
 INDUSTRIAL - DIVERSIFIED -- 17.2%
   14,500  Alcoa, Inc.                                                  478,935
   14,500  Caterpiller, Inc.                                          1,151,880
   14,500  General Electric                                             469,800
   14,500  Minnesota Mining &
           Manufacturing (3M)                                         1,305,145
   14,500  United Technologies                                        1,326,460
--------------------------------------------------------------------------------
                                                                      4,732,220
--------------------------------------------------------------------------------
 MEDICAL SUPPLIES -- 3.0%
   14,500  Johnson & Johnson                                            807,650
--------------------------------------------------------------------------------
 OIL & GAS -- 2.4%
   14,500  Exxon Mobil                                                  643,945
--------------------------------------------------------------------------------
 PHARMACEUTICALS -- 4.3%
   14,500  Merck                                                        688,750
   14,500  Pfizer                                                       497,060
--------------------------------------------------------------------------------
                                                                      1,185,810
--------------------------------------------------------------------------------
 RETAILERS -- 4.7%
   14,500  Home Depot                                                   510,400
   14,500  Wal-Mart Stores, Inc.                                        765,020
--------------------------------------------------------------------------------
                                                                      1,275,420
--------------------------------------------------------------------------------
 TELEPHONE SYSTEMS -- 18.3%
   98,700  SBC Communications                                         2,393,475
   72,400  Verizon Communications                                     2,620,156
--------------------------------------------------------------------------------
                                                                      5,013,631
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS -- 98.1%
(COST $26,371,518)                                                 $ 26,794,496
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.9%                           517,056
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 27,311,552
--------------------------------------------------------------------------------

* Non-income producing security.


The accompanying notes are an integral part of the financial statements.

                                                 TOUCHSTONE GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2004 (Unaudited)

   Shares                                                              Value

COMMON STOCKS -- 98.3%
 AEROSPACE & DEFENSE -- 4.3%
   19,600  Honeywell International                                 $    717,948
    9,200  Textron                                                      546,020
    1,300  United Technologies Corp.                                    118,924
--------------------------------------------------------------------------------
                                                                      1,382,892
--------------------------------------------------------------------------------
 APPAREL RETAILERS -- 2.4%
    3,400  Federated Department Stores*                                 166,940
   31,600  Limited                                                      590,920
--------------------------------------------------------------------------------
                                                                        757,860
--------------------------------------------------------------------------------
 BANKING -- 14.6%
   21,100  AmSouth Bancorp                                              537,417
    8,727  Bank of America                                              738,479
   14,400  BB&T                                                         532,368
   21,200  Citigroup                                                    985,800
    4,700  First Horizon National Corp.                                 213,709
    5,700  SunTrust Banks                                               370,443
   18,500  U.S. Bancorp                                                 509,860
   16,300  Wachovia                                                     725,350
--------------------------------------------------------------------------------
                                                                      4,613,426
--------------------------------------------------------------------------------
 BEVERAGES, FOOD & TOBACCO -- 5.5%
   17,400  ConAgra Foods                                                471,192
   10,400  General Mills                                                494,312
   11,800  McDonald's                                                   306,800
   20,900  Sara Lee                                                     480,491
--------------------------------------------------------------------------------
                                                                      1,752,795
--------------------------------------------------------------------------------
 BUSINESS EQUIPMENT & SERVICES -- 0.8%
    5,700  Pitney-Bowes                                                 252,225
--------------------------------------------------------------------------------
 CHEMICALS -- 5.5%
   11,000  Air Products & Chemicals                                     576,950
    7,600  Avery Dennison                                               486,476
    5,100  Dow Chemical                                                 207,570
   11,400  Sherwin-Williams                                             473,670
--------------------------------------------------------------------------------
                                                                      1,744,666
--------------------------------------------------------------------------------
 COMPUTER SOFTWARE & PROCESSING -- 1.6%
   17,900  Microsoft                                                    511,224
--------------------------------------------------------------------------------
 COMPUTERS & INFORMATION -- 6.1%
   16,900  Automatic Data Processing                                    707,772
   23,997  Hewlett-Packard                                              506,337
    8,300  International Business Machines                              731,645
--------------------------------------------------------------------------------
                                                                      1,945,754
--------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT -- 1.1%
    5,600  Emerson Electric                                             355,880
--------------------------------------------------------------------------------
 ELECTRONICS -- 5.1%
   24,100  Applied Materials*                                           472,842
   27,600  Intel                                                        761,760
   16,000  Texas Instruments, Inc.                                      386,880
--------------------------------------------------------------------------------
                                                                      1,621,482
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 13.7%
    4,600  Bear Stearns Companies                                       387,826
    5,700  Fannie Mae                                                   406,752
    5,200  Freddie Mac                                                  329,160
   27,400  J.P. Morgan Chase                                          1,062,298
   10,300  Merrill Lynch & Co.                                          555,994
    5,500  Morgan Stanley Dean Witter & Co.                             290,235
   15,100  National City                                                528,651
   15,300  PNC Financial Services Group                                 812,124
--------------------------------------------------------------------------------
                                                                      4,373,040
--------------------------------------------------------------------------------
 FOREST PRODUCTS & PAPER -- 3.5%
    5,300  Kimberly-Clark                                               349,164
   30,600  Sonoco Products                                              780,300
--------------------------------------------------------------------------------
                                                                      1,129,464
--------------------------------------------------------------------------------
 INDUSTRIAL -- 2.9%
   29,000  General Electric                                             939,600
--------------------------------------------------------------------------------
 INSURANCE -- 1.6%
    4,400  Allstate                                                     204,820
    4,400  American International Group                                 313,632
--------------------------------------------------------------------------------
                                                                        518,452
--------------------------------------------------------------------------------
 MEDICAL SUPPLIES -- 6.7%
   24,500  Baxter International, Inc.                                   845,495
   13,500  Johnson & Johnson                                            751,950
   11,000  Waters*                                                      525,580
--------------------------------------------------------------------------------
                                                                      2,123,025
--------------------------------------------------------------------------------
 METALS -- 1.9%
   18,100  Alcoa                                                        597,843
--------------------------------------------------------------------------------
 OIL & GAS -- 7.1%
    7,100  BP Amoco Plc - ADR                                           380,347
    3,500  Chevron Texaco 338,796
    5,600  ConocoPhillips                                               427,224
   19,742  Exxon Mobil                                                  876,742
    4,900  Royal Dutch Petroleum                                        253,183
--------------------------------------------------------------------------------
                                                                      2,276,292
--------------------------------------------------------------------------------
 PERFUMES COSMETICS & OTHER TOILETRIES -- 1.1%
    5,800  Colgate-Palmolive Co.*                                       339,010
--------------------------------------------------------------------------------
 PHARMACEUTICALS -- 9.4%
   13,300  Abbott Laboratories                                          542,108
   33,200  Bristol-Myers Squibb                                         813,400
   11,900  Merck                                                        565,250
   16,800  Pfizer                                                       575,904
   14,000  Wyeth                                                        506,240
--------------------------------------------------------------------------------
                                                                      3,002,902
--------------------------------------------------------------------------------
 RETAILERS -- 0.7%
    7,700  Family Dollar Stores                                         234,234
--------------------------------------------------------------------------------
 TELEPHONE SYSTEMS -- 2.7%
   31,400  Nokia Oyj - ADR                                              456,556
   16,400  SBC Communications                                           397,700
--------------------------------------------------------------------------------
                                                                        854,256
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS -- 98.3%
(COST $28,340,110)                                                 $ 31,326,322
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.7%                           538,406
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 31,864,728
--------------------------------------------------------------------------------

* Non-income producing securities.
ADR - American Depository Receipt


The accompanying notes are an integral part of the financial statements.

12

TOUCHSTONE HIGH YIELD FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2004 (Unaudited)

Principal                                    Interest    Maturity
Amount                                        Rate         Date          Value

CORPORATE BONDS -- 98.3%
 AIRLINES -- 2.0%
$ 602,407  American Airline                   9.71%        1/2/07      $ 558,811
  500,000  Delta Airlines                     8.30%      12/15/29        207,500
--------------------------------------------------------------------------------
                                                                         766,311
--------------------------------------------------------------------------------
 AUTOMOTIVE -- 5.0%
  250,000  CSK Auto, 144A                     7.00%       1/15/14        238,125
  300,000  Ford Motor
           Credit Co.                         7.00%       10/1/13        302,840
  300,000  General Motors                     7.13%       7/15/13        308,115
  670,000  Navistar
           International, Series B            9.38%        6/1/06        723,600
  260,000  TRW Automotive                    11.00%       2/15/13        306,800
--------------------------------------------------------------------------------
                                                                       1,879,480
--------------------------------------------------------------------------------
 BEVERAGES -- 1.4%
  500,000  Cia Brasileira
           de Bebidas, 144A                   8.75%       9/15/13        527,500
--------------------------------------------------------------------------------
 BUILDING PRODUCTS -- 1.8%
  500,000  Texas Industries, Inc.            10.25%       6/15/11        557,500
  125,000  U.S. Concrete, 144A                8.38%        4/1/14        124,688
--------------------------------------------------------------------------------
                                                                         682,188
--------------------------------------------------------------------------------
 CHEMICALS -- 5.2%
  350,000  Equistar Chemical
           Funding                           10.13%        9/1/08        383,250
  200,000  MacDermid                          9.13%       7/15/11        223,000
  400,000  Marsulex                           9.63%        7/1/08        400,000
  500,000  Nalco, 144A                        7.75%      11/15/11        523,750
  400,000  Polyone Corp.                     10.63%       5/15/10        424,000
--------------------------------------------------------------------------------
                                                                       1,954,000
--------------------------------------------------------------------------------
 COAL -- 1.3%
  500,000  Massey Energy,
           144A                               6.63%      11/15/10        497,500
--------------------------------------------------------------------------------
 COMMERCIAL SERVICES -- 3.0%
  500,000  Chemed Corp.                       8.75%       2/24/11        500,000
  100,000  Coinmach Corp.                     9.00%        2/1/10        100,250
  500,000  Mail Well Corp.                    9.63%       3/15/12        537,500
--------------------------------------------------------------------------------
                                                                       1,137,750
--------------------------------------------------------------------------------
 COMMUNICATIONS -- 1.1%
  500,000  Charter
           Communications                    10.25%       1/15/10        412,500
--------------------------------------------------------------------------------
 COMPUTER SERVICES -- 0.5%
  200,000  Electronic Data
           Systems                            6.00%        8/1/13        191,018
--------------------------------------------------------------------------------
 CONSUMER -- 1.3%
  500,000  Bombardier
           Recreational, 144A                 8.38%      12/15/13        496,250
--------------------------------------------------------------------------------
 ELECTRIC UTILITIES -- 6.7%
  400,000  AES Corp., 144A                    9.00%       5/15/15        428,500
  400,000  Alliant Energy
           Resources                          9.75%       1/15/13        509,113
  300,000  Ava Capital Trust III              6.50%        4/1/34        288,375
  200,000  Avista Corp.                       9.75%        6/1/08        235,000
  500,000  Monongahela
           Power, 144A                        6.70%       6/15/14        504,772
  150,000  NRG Energy, 144A                   8.00%      12/15/13        151,500
  250,000  Reliant Resources,
           144A                               9.50%       7/15/13        269,375
  196,300  Tiete Certificates
           Grantor Trust,144A                11.50%       4/15/16         88,335
--------------------------------------------------------------------------------
                                                                       2,474,970
--------------------------------------------------------------------------------
 ELECTRONIC COMPONENTS -- 0.7%
  250,000  Communications &
           Power Industry                     8.00%        2/1/12        250,000
--------------------------------------------------------------------------------
 FOOD PROCESSORS -- 1.5%
  500,000  United Agri
           Products, 144A                     8.25%      12/15/11        557,500
--------------------------------------------------------------------------------
 FOOD RETAILERS -- 1.0%
  350,000  Ingles Markets                     8.88%       12/1/11        359,625
--------------------------------------------------------------------------------
 FOREST PRODUCTS & PAPER -- 3.3%
  250,000  Georgia-Pacific                    7.70%       6/15/15        264,375
  250,000  Stone Container                    9.75%        2/1/11        275,000
  700,000  Tembec Industries,
           Inc.                               8.50%        2/1/11        707,000
--------------------------------------------------------------------------------
                                                                       1,246,375
--------------------------------------------------------------------------------
 FUNERAL SERVICES -- 1.8%
  500,000  Service Corp.
           International                      6.75%        4/1/16        462,500
  200,000  Stewart
           Enterprises                       10.75%        7/1/08        222,250
--------------------------------------------------------------------------------
                                                                         684,750
--------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS -- 6.6%
  500,000  Iasis Healthcare                   8.75%       6/15/14        511,250
  200,000  Manor Care                         8.00%        3/1/08        221,250
  500,000  Rotech Healthcare                  9.50%        4/1/12        533,749
  500,000  Rural/Metro                        7.88%       3/15/08        435,000
  320,000  Tenet Healthcare                   5.38%      11/15/06        321,600
  500,000  Tenet Healthcare                   6.38%       12/1/11        437,500
--------------------------------------------------------------------------------
                                                                       2,460,349
--------------------------------------------------------------------------------
 HEAVY MACHINERY -- 2.7%
  400,000  Briggs & Stratton                  8.88%       3/15/11        467,000
  500,000  Case New Holland,
           144A                               9.25%        8/1/11        525,000
--------------------------------------------------------------------------------
                                                                         992,000
--------------------------------------------------------------------------------
 HOMEFURNISHINGS -- 0.8%
  316,000  Interface                          7.30%        4/1/08        313,235
--------------------------------------------------------------------------------
 HOUSING -- 6.0%
  500,000  Champion
           Enterprises                        7.63%       5/15/09        470,000
  200,000  Kaufman & Broad
           Home                               7.75%      10/15/04        202,500
  250,000  KB Homes                           9.50%       2/15/11        275,625
  100,000  Meritage                           9.75%        6/1/11        110,000
  150,000  Standard Pacific
           Corp.                              6.25%        4/1/14        135,375
  500,000  Tech Olympic USA                   9.00%        7/1/10        512,500
  500,000  WCI Communities,
           Inc.                              10.63%       2/15/11        553,749
--------------------------------------------------------------------------------
                                                                       2,259,749
--------------------------------------------------------------------------------
 INDUSTRIAL -- 1.7%
   75,000  Airgas, 144A                       6.25%       7/15/14         71,813
  500,000  Freeport-McMoran
           C&G                               10.13%        2/1/10        552,500
--------------------------------------------------------------------------------
                                                                         624,313
--------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

                                                      TOUCHSTONE HIGH YIELD FUND

--------------------------------------------------------------------------------

Principal                                    Interest    Maturity
Amount                                        Rate         Date          Value

CORPORATE BONDS -- 98.3%- continued
 INSTRUMENTS - SCIENTIFIC -- 1.4%
$ 500,000  Fisher Scientific
           International, 144A                8.00%        9/1/13      $ 535,000
--------------------------------------------------------------------------------
 LODGING -- 1.9%
  200,000  Courtyard by
           Marriott, Series B                10.75%        2/1/08        200,500
   10,000  Resorts
           International
           Hotel/Casino                      11.50%       3/15/09         11,300
  500,000  Station Casinos                    6.50%        2/1/14        481,250
--------------------------------------------------------------------------------
                                                                         693,050
--------------------------------------------------------------------------------
 MEDIA - BROADCASTING & PUBLISHING -- 4.5%
  250,000  Alliance Atlantis
           Communications,
           Yankee Dollar                     13.00%      12/15/09        275,000
  500,000  Block
           Communications                     9.25%       4/15/09        525,000
  400,000  Corus
           Entertainment, Inc.                8.75%        3/1/12        427,500
  250,000  Susquehanna Media                  7.38%       4/15/13        255,313
  200,000  Videotron Ltee,
           144A                               6.88%       1/15/14        194,500
--------------------------------------------------------------------------------
                                                                       1,677,313
--------------------------------------------------------------------------------
 METALS -- 2.1%
  500,000  IPSCO                              8.75%        6/1/13        557,500
  200,000  Newmont Mining                     8.63%       5/15/11        242,151
--------------------------------------------------------------------------------
                                                                         799,651
--------------------------------------------------------------------------------
 OIL & GAS -- 11.7%
  250,000  Bluewater
           Finance Ltd.                      10.25%       2/15/12        263,750
  250,000  BRL Universal
           Equipment                          8.88%       2/15/08        267,813
  500,000  Chesapeake
           Energy Corp.                       6.88%       1/15/16        487,500
  500,000  CITGO Petroleum                   11.38%        2/1/11        580,000
   75,000  Grant Prideco,
           Series B                           9.63%       12/1/07         82,500
  660,000  Husky Oil                          8.90%       8/15/28        744,682
  100,000  Lone Star Tech,
           Series B                           9.00%        6/1/11        104,250
  500,000  Paramount
           Resources                          7.88%       11/1/10        477,500
  500,000  Petrobras
           International
           Finance                            9.13%        7/2/13        506,875
  500,000  Tesoro
           Petroleum Corp.                    9.63%        4/1/12        561,250
  250,000  Transmontaigne,144A                9.13%        6/1/10        257,500
--------------------------------------------------------------------------------
                                                                       4,333,620
--------------------------------------------------------------------------------
 PAPER & PACKAGING -- 4.2%
  100,000  Alltrista Corp.                    9.75%        5/1/12        108,750
  400,000  Constar
           International                     11.00%       12/1/12        374,000
  500,000  Owens-Brockway
           Glass Containers                   8.75%      11/15/12        542,500
  700,000  Portola Packaging,
           144A                               8.25%        2/1/12        560,000
--------------------------------------------------------------------------------
                                                                       1,585,250
--------------------------------------------------------------------------------
 PHARMACEUTICALS -- 4.1%
  500,000  Alpharma, 144A                     8.63%        5/1/11        517,500
  500,000  Neighborcare, 144A                 6.88%      11/15/13        530,000
  500,000  Omnicare                           6.13%        6/1/13        477,500
--------------------------------------------------------------------------------
                                                                       1,525,000
--------------------------------------------------------------------------------
 PUBLISHING -- 2.8%
  500,000  Houghton Mifflin                   8.25%        2/1/11        500,000
  500,000  RH Donnelley
           Finance Corp., 144A                8.88%      12/15/10        548,750
--------------------------------------------------------------------------------
                                                                       1,048,750
--------------------------------------------------------------------------------
 RECREATIONAL CENTERS -- 0.7%
  250,000  Equinox Holdings,
           144A                               9.00%      12/15/09        248,750
--------------------------------------------------------------------------------
 STEEL -- 0.6%
  250,000  International Steel
           Group                              6.50%       4/15/14        234,375
--------------------------------------------------------------------------------
 TELECOMMUNICATIONS -- 2.5%
  500,000  Broadwing                          7.25%       6/15/23        461,250
  250,000  Primus Telecom,
           144A                               8.00%       1/15/14        220,000
  250,000  Sprint Capital                     6.88%      11/15/28        240,312
  500,000  Williams Comm.
           Group, Inc. (a)                       0%       10/1/09              0
--------------------------------------------------------------------------------
                                                                         921,562
--------------------------------------------------------------------------------
 TEXTILES -- 1.3%
  500,000  Broder Brothers,
           144A                              11.25%      10/15/10        473,750
--------------------------------------------------------------------------------
 TRANSPORTATION -- 5.1%
  200,000  Laidlaw
           International, 144A               10.75%       6/15/11        218,250
  850,000  Overseas
           Shipping Group                     8.75%       12/1/13        922,250
  250,000  Stena AB                           9.63%       12/1/12        277,500
  500,000  Stena AB, 144A                     7.50%       11/1/13        494,375
--------------------------------------------------------------------------------
                                                                       1,912,375
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                               $ 36,755,809
--------------------------------------------------------------------------------

   Shares                                                               Value

PREFERRED STOCKS -- 0.0%
 TELECOMMUNICATIONS -- 0.0%
        1 McLeodusa, Series A                                       $         3
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 98.3%
(COST $35,490,326)                                                  $ 36,755,812
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.7%                            629,050
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                $ 37,384,862
--------------------------------------------------------------------------------

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities were valued at $9,802,983 or 26.22% of net assets.

Yankee Dollar - U.S. dollar denominated bonds issued by non-U.S. companies in the U.S.

(a) Security valued at fair value - see Note 1 to the financial statements. At June 30, 2004, fair valued securities represented 0.0% of net assets.


The accompanying notes are an integral part of the financial statements.

14

TOUCHSTONE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2004 (Unaudited)

Principal                                    Interest   Maturity
Amount                                        Rate        Date          Value

CORPORATE BONDS -- 9.9%
BANKING -- 3.2%
$ 1,033,000   Fleet Boston
              Financial Corp.                  8.13%      7/1/04   $  1,033,000
   305,000    Bank of America
              Corp.                            6.13%     7/15/04        305,557
   233,000    Wells Fargo &
              Company                          6.63%     7/15/04        233,464
 1,500,000    First America
              Bank Corp.                       7.75%     7/15/04      1,503,655
   275,000    Bank One Corp.                   7.25%     8/15/04        276,990
--------------------------------------------------------------------------------
                                                                      3,352,666
--------------------------------------------------------------------------------
 CONSUMER, CYCLICAL -- 1.4%
 1,230,000    McDonald's Corp.                 5.15%      7/1/04      1,230,000
   250,000    Wal-Mart
              Stores, Inc.                     6.55%     8/10/04        251,425
--------------------------------------------------------------------------------
                                                                      1,481,425
--------------------------------------------------------------------------------
 CONSUMER, NON-CYCLICAL -- 0.1%
   100,000    Coca-Cola
              Enterprises, Inc.                6.63%      8/1/04        100,436
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 2.3%
   855,000    Merrill Lynch                    6.55%      8/1/04        858,849
   650,000    Caterpillar Financial
              Services Corp.                   6.88%      8/1/04        653,076
   500,000    Florida Windstorm                6.70%     8/25/04        503,864
   150,000    General Electric
              Capital Corp.                    7.38%     9/15/04        151,851
   175,000    Bear Stearns
              Co., Inc.                        6.63%     10/1/04        177,240
--------------------------------------------------------------------------------
                                                                      2,344,880
--------------------------------------------------------------------------------
 UTILITIES -- 2.9%
 1,000,000    National Rural Utilities         5.25%     7/15/04      1,001,506
 1,390,000    Alabama Power Co.                7.13%     8/15/04      1,399,802
   552,000    Alabama Power Co.                4.88%      9/1/04        555,167
--------------------------------------------------------------------------------
                                                                      2,956,475
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                              $ 10,235,882
--------------------------------------------------------------------------------
 TAXABLE MUNICIPAL BONDS -- 11.9%
   320,000    Worchester,
              MA, GO                           4.00%      7/1/04   $    320,000
   300,000    Illinois Fin.Auth.
              Sch. Rev.                        1.80%     8/16/04        300,207
 1,000,000    New York St.
              Hsg. Fin. Rev.                   7.36%     9/15/04      1,012,279
   750,000    Muskegon Co.,
              MI, GO                           3.00%     12/1/04        754,336
 4,000,000    Ohio Regional
              Income Tax Agy.
              (Computer
              Software Proj.)                  2.38%     1/28/05      4,000,000
 4,515,000    Indiana Bd. Bk. Rev.             2.00%      2/1/05      4,534,136
   125,000    American Muni.
              Pwr. OH, Inc.
              (Columbus)                       1.70%      4/1/05        125,000
   655,000    California Statewide
              CDA Rev.
              Pens. Oblig.                     2.65%      6/1/05        655,000
   592,000    Darke Co., OH,
              GO BANS                          3.39%     7/13/05        594,238
--------------------------------------------------------------------------------
TOTAL TAXABLE MUNICIPAL BONDS                                      $ 12,295,196
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- 75.9%
 1,390,000    New Hampshire
              Health & Ed. Rev.
              (So. New Hampshire
              Med. Ctr.)                       1.18%      7/7/04   $  1,390,000
 1,875,000    Corp. Finance
              Managers                         1.20%      7/7/04      1,875,000
 1,530,000    Osprey
              Properties LP                    1.20%      7/7/04      1,530,000
   250,000    Schenectady,
              NY, IDA Rev.
              (JMR Dev. Co.
              Project)                         1.22%      7/7/04        250,000
 2,595,000    Long Beach, CA Rev.
              (Towne Ctr. Site)                1.24%      7/7/04      2,595,000
   935,000    Lehmann Property
              Group                            1.32%      7/7/04        935,000
 1,485,000    Paks Partners                    1.32%      7/7/04      1,485,000
   845,000    Sure - Wood
              Dimensions                       1.32%      7/7/04        845,000
 1,190,000    4-L Co. of Carmel                1.34%      7/7/04      1,190,000
 1,000,000    Vista Funding                    1.34%      7/7/04      1,000,000
   585,000    Appleton,WI, IDR                 1.35%      7/7/04        585,000
   229,000    Erie Funding                     1.35%      7/7/04        229,000
 1,000,000    Lehigh Co., PA, IDA
              (Cherrydale Farms)               1.35%      7/7/04      1,000,000
   250,000    Milwaukee,WI Red.
              Auth. Rev.
              (Palermovilla)                   1.35%      7/7/04        250,000
   182,000    Progress Industrial
              Properties                       1.35%      7/7/04        182,000
 2,355,000    Taylor Steel, Inc.               1.35%      7/7/04      2,355,000
 1,005,000    West Bend,WI Ind.
              Dev. Rev.
              (Bestech Tool)                   1.35%      7/7/04      1,005,000
 1,750,000    Upper IL River
              Ind. Dev. Rev.                   1.36%      7/7/04      1,750,000
 1,580,000    Mailender - Abel                 1.37%      7/7/04      1,580,000
 1,100,000    Stapleton Real
              Estate                           1.37%      7/7/04      1,100,000
 3,500,000    Amerifreeze
              Partners                         1.37%      7/7/04      3,500,000
 1,000,000    Atlanta, GA,
              MFH Rev.
              (Auburn Glenn)                   1.37%      7/7/04      1,000,000
   355,000    California Statewide
              MFH Rev.
              (Sunrise Proj.)                  1.38%      7/7/04        355,000
 1,620,000    Denver LLC                       1.39%      7/7/04      1,620,000
   200,000    Florida HFC MFH
              Rev. (Cypress Lake)              1.40%      7/7/04        200,000
   230,000    PME International
              Properties                       1.40%      7/7/04        230,000


The accompanying notes are an integral part of the financial statements.

                                                    TOUCHSTONE MONEY MARKET FUND

--------------------------------------------------------------------------------

Principal                                    Interest    Maturity
Amount                                        Rate         Date          Value

VARIABLE RATE DEMAND NOTES* -- 75.9% - continued
$ 240,000    Suffolk Co., NY, IDA
             (Hampton Day School)              1.40%       7/7/04  $    240,000
  100,000    Waterford,WI, IDR
             (E&S Plastic Prod.)               1.41%       7/7/04       100,000
1,000,000    American Natl. Fish
             & Wildlife Museum Rev.            1.42%       7/7/04     1,000,000
1,100,000    Community
             Christian School                  1.42%       7/7/04     1,100,000
  550,000    Diaz-Upton LLC                    1.42%       7/7/04       550,000
  100,000    Riverside Co., CA,
             IDA Rev. (Advance
             Business)                         1.42%       7/7/04       100,000
  750,000    Illinois Dev. Fin.Auth.,
             IDR (Quality
             Screw Proj.)                      1.44%       7/7/04       750,000
   60,000    New Jersey Econ.
             Dev.Auth. Rev.                    1.44%       7/7/04        60,000
3,750,000    Robert C. Fox
             (Fox Racing Show)                 1.44%       7/7/04     3,750,000
1,880,000    Astra Products of
             Ohio                              1.45%       7/7/04     1,880,000
5,600,000    Erdman & Ziegler
             Capital                           1.45%       7/7/04     5,600,000
2,800,000    Genesee Co., MI                   1.45%       7/7/04     2,800,000
1,190,000    Mountain St.
             Univ.,WV Rev.                     1.45%       7/7/04     1,190,000
1,740,000    Pebble Creek Golf                 1.45%       7/7/04     1,740,000
3,400,000    Sycamore Creek
             Country Club                      1.45%       7/7/04     3,400,000
  900,000    VP Pack LLC                       1.45%       7/7/04       900,000
  400,000    Brevard Co., FL
             MFH Rev.
             (Wickham Club)                    1.47%       7/7/04       400,000
  250,000    Chattanooga,TN
             Health & Ed. MFH
             (Windridge)                       1.47%       7/7/04       250,000
  235,000    Florida HFC MFH
             Rev. (Arlington)                  1.47%       7/7/04       235,000
1,445,000    Florida HFC
             MFH Rev.
             (Heritage)                        1.47%       7/7/04     1,445,000
  500,000    Greenville, SC
             Mem.Aud. Pub.
             Facs. Corp.                       1.47%       7/7/04       500,000
  150,000    St. Johns Co., FL
             MFH Rev.                          1.47%       7/7/04       150,000
  585,000    Volusia Co., FL,
             MFH Rev.
             (Sunrise Pointe)                  1.47%       7/7/04       585,000
  680,000    Carmel, IN, IDR
             (Telamon Corp.)                   1.49%       7/7/04       680,000
5,500,000    Catholic Health
             Partners                          1.50%       7/7/04     5,500,000
2,460,000    Springfield, MO
             Land Clearance
             Redev.Auth.                       1.50%       7/7/04     2,460,000
  220,000    Denver LLC                        1.52%       7/7/04       220,000
1,070,000    Aurora, Kane &
             Du Page Co's., IL,
             IDR (A&B Holdings
             LLC)                              1.55%       7/7/04     1,070,000
  200,000    Illinois Dev. Fin.
             Auth. Rev.
             (Technifast Ind.)                 1.55%       7/7/04       200,000
3,060,000    Rev. Bd. Ctf.Trst.
             (Centennial)                      1.70%       7/7/04     3,060,000
  760,000    Rev. Bd. Ctf.Trst.
             (Heather Lane)                    1.70%       7/7/04       760,000
  400,000    Rev. Bd. Ctf.Trst.
             (Pebble Brook)                    1.70%       7/7/04       400,000
1,535,000    Rev. Bd. Ctf.Trst.
             (Tylers Creek)                    1.70%       7/7/04     1,535,000
1,300,000    Rev. Bd. Ctf.Trst.
             (Timber Creek)                    1.70%       7/7/04     1,300,000
2,000,000    Class B Rev. Bd.
             Ctf.Trst.                         1.71%       7/7/04     2,000,000
  440,000    Rev. Bd. Ctf.Trst.
             (Castlegate III)                  1.71%       7/7/04       440,000
  220,000    California Poll.
             Ctl. Fin.Auth. Rev.
             (Escondido Disp.)                 1.81%       7/7/04       220,000
--------------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND NOTES*                                  $ 78,606,000
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 2.5%
2,595,000    UBS Finance Delaware                          7/1/04  $  2,595,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.2%
(COST $103,732,078)                                                $103,732,078
LIABILITES IN EXCESS OF OTHER ASSETS -- (0.2%)                         (166,640)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $103,565,438
--------------------------------------------------------------------------------

* Maturity date represents the next rate reset date.
BANS - Bond Anticipation Notes
CDA - Community Development Authority
GO - General Obligation
HFC - Housing Finance Corporation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
MFH - Multi-Family Housing


The accompanying notes are an integral part of the financial statements.

16

TOUCHSTONE THIRD AVENUE VALUE FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2004 (Unaudited)

  Shares                                                               Value

COMMON STOCKS -- 50.9%
 AUTOMOTIVE -- 1.1%
  24,600   Superior Industries International, Inc.                 $    822,870
--------------------------------------------------------------------------------
 BANKING -- 1.4%
  75,600   Brookline Bancorp, Inc.                                    1,109,052
--------------------------------------------------------------------------------
 CONSUMER PRODUCTS -- 2.6%
  83,600   JAKKS Pacific, Inc.*                                       1,738,044
  13,500   Russ Berrie and Company, Inc.                                262,305
--------------------------------------------------------------------------------
                                                                      2,000,349
--------------------------------------------------------------------------------
 ELECTRONICS -- 6.0%
  82,800   American Power Conversion Corp.                            1,627,020
 127,700   AVX Corp.                                                  1,845,265
  24,600   Bel Fuse, Inc. - Class B                                   1,025,820
  29,600   TriQuint Semiconductor, Inc.*                                161,616
--------------------------------------------------------------------------------
                                                                      4,659,721
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 6.6%
  10,000   CIT Group, Inc.                                              382,900
 217,200   Instinet Group, Inc.*                                      1,146,816
  25,500   Legg Mason, Inc.                                           2,320,755
  33,100   SWS Group, Inc.                                              506,430
  45,875   Westwood Holdings Group, Inc.                                825,750
--------------------------------------------------------------------------------
                                                                      5,182,651
--------------------------------------------------------------------------------
 HEALTH CARE PRODUCTS & SERVICES -- 2.7%
  29,206   AMN Healthcare Services, Inc.*                               446,560
  60,800   Cross Country Healthcare, Inc.*                            1,103,520
  30,400   PAREXEL International Corp.*                                 601,920
--------------------------------------------------------------------------------
                                                                      2,152,000
--------------------------------------------------------------------------------
 INDUSTRIAL -- 2.0%
  51,300   Alamo Group, Inc.                                            815,670
 123,000   Quanta Services, Inc.*                                       765,060
--------------------------------------------------------------------------------
                                                                      1,580,730
--------------------------------------------------------------------------------
 INSURANCE -- 4.0%
  26,600   MONY Group, Inc. (The)*                                      832,580
  60,000   Phoenix Companies, Inc. (The)                                735,000
  33,000   Radian Group, Inc.                                         1,580,700
--------------------------------------------------------------------------------
                                                                      3,148,280
--------------------------------------------------------------------------------
 INVESTMENT COMPANIES -- 1.0%
   9,500   Capital Southwest Corp.                                      750,785
--------------------------------------------------------------------------------
 OIL & GAS -- 1.1%
   6,100   Pogo Producing Company                                       301,340
   2,800   St. Mary Land &
           Exploration Company*                                          99,820
  17,400   Whiting Petroleum Corp.*                                     437,610
--------------------------------------------------------------------------------
                                                                        838,770
--------------------------------------------------------------------------------
 REAL ESTATE -- 12.4%
  67,756   Catellus Development Corp.                                 1,670,185
  42,000   Forest City Enterprises, Inc. - Class A                    2,225,999
  40,000   Koger Equity, Inc.                                           924,800
  24,700   LNR Property Corp.                                         1,339,975
  46,700   St. Joe Company (The)                                      1,853,990
 127,600   Trammell Crow Co.*                                         1,799,160
--------------------------------------------------------------------------------
                                                                      9,814,109
--------------------------------------------------------------------------------
 RESTAURANTS -- 1.0%
  25,400   Jack in the Box, Inc.*                                       754,380
--------------------------------------------------------------------------------
 RETAILERS -- 2.0%
  21,400   Kmart Holding Corp.*                                       1,536,520
--------------------------------------------------------------------------------
 SEMI-CONDUCTOR EQUIPMENT -- 3.1%
  30,000   Applied Materials, Inc.*                                     588,600
  52,200   Credence Systems Corp.*                                      720,360
  40,400   Electro Scientific Industries, Inc.*                       1,143,724
--------------------------------------------------------------------------------
                                                                      2,452,684
--------------------------------------------------------------------------------
 TELECOMMUNICATION EQUIPMENT -- 3.9%
  80,300   Comverse Technology, Inc.*                                 1,601,182
 168,000   Tellabs, Inc.*                                             1,468,320
--------------------------------------------------------------------------------
                                                                      3,069,502
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                $ 39,872,403
--------------------------------------------------------------------------------
FOREIGN STOCKS -- 39.3%
 AUTOMOTIVE -- 3.4%
 110,000   Toyota Industries Corp.                                 $  2,641,250
--------------------------------------------------------------------------------
 BUSINESS SERVICES -- 0.3%
  92,100   JZ Equity Partners PLC                                       216,713
--------------------------------------------------------------------------------
 COMPUTERS - INTEGRATED SYSTEMS -- 1.1%
 121,100   Geac Computer Corp.*                                         828,324
--------------------------------------------------------------------------------
 ENERGY -- 4.1%
  31,000   Fording Canadian Coal Trust                                1,305,100
 174,400   Smedvig ASA - Class A                                      1,918,488
--------------------------------------------------------------------------------
                                                                      3,223,588
--------------------------------------------------------------------------------
 FORESTRY -- 1.3%
 100,000   TimberWest Forest Corp.                                    1,001,000
--------------------------------------------------------------------------------
 INDUSTRIAL -- 1.6%
  84,300   Agrium, Inc.                                               1,226,565
--------------------------------------------------------------------------------
 INSURANCE -- 9.1%
 189,000   Aioi Insurance Company, Ltd.                                 836,613
  50,000   Arch Capital Group Ltd.*                                   1,994,000
 410,000   British Insurance Holding plc*                               618,993
  49,200   Millea Holdings, Inc. - ADR                                3,679,225
--------------------------------------------------------------------------------
                                                                      7,128,831
--------------------------------------------------------------------------------
 INVESTMENT COMPANIES -- 9.5%
 127,050   Brascan Corp. - Class A                                    3,587,893
 320,000   Hutchison Whampoa, Ltd.                                    2,184,671
 172,500   Investor AB - Class A                                      1,763,253
--------------------------------------------------------------------------------
                                                                      7,535,817
--------------------------------------------------------------------------------
 OIL & GAS -- 7.4%
  50,600   Canadian Natural Resources, Ltd.                           1,512,940
  47,700   EnCana Corp.                                               2,058,732
  25,000   Nabors Industries, Ltd.*                                   1,130,500
  74,100   Willbros Group, Inc.*                                      1,116,687
--------------------------------------------------------------------------------
                                                                      5,818,859
--------------------------------------------------------------------------------
 PHARMACEUTICALS -- 1.5%
  53,000   Sankyo Company, Ltd.                                       1,148,742
--------------------------------------------------------------------------------
TOTAL FOREIGN STOCKS                                               $ 30,769,689
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 90.2%
(COST $52,174,418)                                                 $ 70,642,092
OTHER ASSETS IN EXCESS OF LIABILITIES -- 9.8%                         7,664,533
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 78,306,625
--------------------------------------------------------------------------------

* Non-income producing security.
ADR - American Depository Receipt.


The accompanying notes are an integral part of the financial statements.

                                                      TOUCHSTONE VALUE PLUS FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2004 (Unaudited)

  Shares                                                               Value

COMMON STOCKS -- 99.2%
 BANKING -- 8.0%
   5,675   Bank of America                                         $    480,219
   3,795   Bank One                                                     193,545
  12,552   Citigroup                                                    583,667
   5,375   Wells Fargo                                                  307,611
--------------------------------------------------------------------------------
                                                                      1,565,042
--------------------------------------------------------------------------------
 BEVERAGES, FOOD & TOBACCO -- 7.3%
   7,840   Anheuser Busch                                               423,360
  13,565   Darden Restaurants                                           278,761
   6,240   Diageo plc - ADR                                             341,640
  14,620   McDonald's                                                   380,120
--------------------------------------------------------------------------------
                                                                      1,423,881
--------------------------------------------------------------------------------
 BUILDING MATERIALS -- 2.6%
  16,520   Masco                                                        515,094
--------------------------------------------------------------------------------
 CABLE TELEVISION -- 2.0%
  14,235   Comcast Corp. - Class A*                                     393,028
--------------------------------------------------------------------------------
 CHEMICALS -- 1.4%
   6,110   Du Pont (E.I.) De Nemours                                    271,406
--------------------------------------------------------------------------------
 COMPUTER PROCESSING & DATA PREPARA -- 2.5%
  10,715   First Data*                                                  477,032
--------------------------------------------------------------------------------
 COMPUTERS & INFORMATION -- 7.5%
  11,885   Computer Sciences*                                           551,820
  19,500   Hewlett-Packard                                              411,450
   2,140   International Business Machines                              188,641
   3,205   Lexmark International Group - Class A*                       309,379
--------------------------------------------------------------------------------
                                                                      1,461,290
--------------------------------------------------------------------------------
 ELECTRIC UTILITIES -- 1.5%
   4,500   Dominion Resources                                           283,860
--------------------------------------------------------------------------------
 ELECTRONICS -- 3.9%
   4,820   Analog Devices                                               226,926
  19,010   Intel                                                        524,676
--------------------------------------------------------------------------------
                                                                        751,602
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 7.7%
   7,990   Federal Home Loan
           Mortgage Corporation                                         505,767
   4,920   Federal National Mortgage Association                        351,091
  10,465   J.P. Morgan Chase                                            405,728
   3,315   Lehman Brothers Holdings                                     249,454
--------------------------------------------------------------------------------
                                                                      1,512,040
--------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS -- 4.9%
  11,935   HCA                                                          496,377
   4,095   Wellpoint Health Networks*                                   458,681
--------------------------------------------------------------------------------
                                                                        955,058
--------------------------------------------------------------------------------
 HEAVY MACHINERY -- 4.0%
   4,775   Caterpiller                                                  379,326
   5,930   IngersollRand                                                405,078
--------------------------------------------------------------------------------
                                                                        784,404
--------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS -- 2.8%
   8,195   Kimberly-Clark                                               539,887
--------------------------------------------------------------------------------
 INDUSTRIAL - DIVERSIFIED -- 4.7%
  13,340   General Electric                                             432,216
  14,815   Tyco International                                           490,969
--------------------------------------------------------------------------------
                                                                        923,185
--------------------------------------------------------------------------------
 INSURANCE -- 4.3%
   6,435   Allstate                                                     299,548
   3,815   Chubb                                                        260,107
   5,595   Radian Group                                                 268,001
--------------------------------------------------------------------------------
                                                                        827,656
--------------------------------------------------------------------------------
 MEDIA - BROADCASTING & PUBLISHING -- 2.0%
  10,290   Clear Channel Communications*                                380,216
--------------------------------------------------------------------------------
 MEDICAL SUPPLIES -- 1.4%
   4,915   Johnson & Johnson                                            273,766
--------------------------------------------------------------------------------
 METALS -- 0.9%
   5,220   Alcoa                                                        172,417
--------------------------------------------------------------------------------
 OIL & GAS -- 8.2%
   5,045   Baker Houghes                                                189,944
   4,075   ChevronTexaco                                                383,498
   5,190   ConocoPhillips                                               395,945
   9,591   Exxon Mobil                                                  425,936
   6,255   Pioneer Natural Resources Co.                                219,425
--------------------------------------------------------------------------------
                                                                      1,614,748
--------------------------------------------------------------------------------
 PAPER & RELATED PRODUCTS -- 2.1%
   8,955   International Paper Company                                  400,289
--------------------------------------------------------------------------------
 PHARMACEUTICALS -- 7.4%
  16,625   McKesson                                                     570,736
   5,880   Merck & Co.                                                  279,300
  17,060   Pfizer                                                       584,817
--------------------------------------------------------------------------------
                                                                      1,434,853
--------------------------------------------------------------------------------
 RETAILERS -- 6.7%
  12,050   CVS                                                          506,341
  14,465   Home Depot, Inc.                                             509,168
   6,800   KOHLS*                                                       287,504
--------------------------------------------------------------------------------
                                                                      1,303,013
--------------------------------------------------------------------------------
 TELEPHONE SYSTEMS -- 3.5%
   6,085   Alltell                                                      308,022
   7,320   SBC Communications                                           177,510
   5,450   Verizon Communications                                       197,236
--------------------------------------------------------------------------------
                                                                        682,768
--------------------------------------------------------------------------------
 TELEVISION BROADCASTING STATIONS -- 0.9%
   4,715   Viacom, Inc. - Class B                                       168,420
--------------------------------------------------------------------------------
 TRANSPORTATION -- 1.0%
   3,125   Union Pacific                                                185,781
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS -- 99.2%
(COST $16,181,131)                                                 $ 19,300,736
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.8%                           160,703
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 19,461,439
--------------------------------------------------------------------------------

* Non-income producing security.
ADR - American Depository Receipt.


The accompanying notes are an integral part of the financial statements.

18

TOUCHSTONE VARIABLE SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                       June 30, 2004 (Unaudited)

                                                                                     TOUCHSTONE                      TOUCHSTONE
                                                                      TOUCHSTONE       BARON         TOUCHSTONE     EAGLE CAPITAL
                                                                       BALANCED      SMALL CAP        CORE BOND     APPRECIATION
                                                                        FUND           FUND             FUND            FUND
ASSETS:
Investments, at cost                                                 $ 25,747,086   $ 12,425,542    $ 40,264,274    $ 28,647,954
---------------------------------------------------------------------------------------------------------------------------------
Investments, at value - including $42,754 and $1,534,745             $ 28,546,823   $ 18,241,005    $ 39,855,157    $ 31,587,165
     of securities loaned for the Balanced Fund
     and the Baron Small Cap Fund, respectively
Cash                                                                      558,627        327,407             694       1,810,162
Collateral for securities loaned, at fair value                            43,555      1,571,100              --              --
Receivables for:
   Dividends                                                               15,778            725              --          37,504
   Interest                                                               101,491              3         377,561              16
   Fund shares sold                                                        12,394            182          32,940           2,642
   Investments sold                                                            --             --         655,264              --
   Securities lending income                                                   95            396              --              --
Other assets                                                                   --             --              --           8,147
---------------------------------------------------------------------------------------------------------------------------------
        Total Assets                                                   29,278,763     20,140,818      40,921,616      33,445,636
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
   Securities loaned                                                       43,555      1,571,100              --              --
   Unrealized depreciation on foreign forward currency contracts            6,313             --              --              --
   Investments purchased                                                   66,849             --         473,105              --
   Fund shares redeemed                                                    12,580         30,287          14,315          14,993
Payable to Investment Advisor                                              14,992         15,822          18,018          20,562
Payable to affiliates                                                       3,352          2,931           4,427           3,061
Other accrued expenses                                                      9,242          4,408           8,660           7,057
---------------------------------------------------------------------------------------------------------------------------------
        Total Liabilities                                                 156,883      1,624,548         518,525          45,673
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                           $ 29,121,880   $ 18,516,270    $ 40,403,091    $ 33,399,963
=================================================================================================================================
Shares outstanding                                                      1,879,936      1,166,457       3,972,070       2,811,655
=================================================================================================================================
Net asset value per share                                            $      15.49   $      15.87    $      10.17    $      11.88
=================================================================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital                                                   $ 25,447,366   $ 13,751,848    $ 40,243,476    $ 41,810,806
   Accumulated net investment income (loss)                               325,545        (99,737)        826,762         157,671
   Accumulated net realized gains (losses) on investments
     and foreign currency transactions                                    555,551       (951,304)       (258,030)    (11,507,725)
   Net unrealized appreciation/depreciation on investments
     and foreign currency transactions                                  2,793,418      5,815,463        (409,117)      2,939,211
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                          $ 29,121,880   $ 18,516,270    $ 40,403,091    $ 33,399,963
=================================================================================================================================


The accompanying notes are an integral part of the financial statements.

                                                TOUCHSTONE VARIABLE SERIES TRUST

--------------------------------------------------------------------------------

                                                               TOUCHSTONE       TOUCHSTONE       TOUCHSTONE
                                                                EMERGING         ENHANCED          GROWTH &       TOUCHSTONE
                                                                 GROWTH         DIVIDEND 30         INCOME        HIGH YIELD
                                                                  FUND             FUND              FUND            FUND
ASSETS:
Investments, at cost                                           $ 33,684,615     $ 26,371,518     $ 28,340,110    $ 35,490,326
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value - including $2,633,032 and $1,489,286    $ 38,899,892     $ 26,794,496     $ 31,326,322    $ 36,755,812
     of securities loaned for the Emerging Growth Fund
     and the High Yield Fund, respectively
Cash                                                              1,222,503          555,091          443,968              --
Collateral for securities loaned, at fair value                   2,693,050               --               --       1,533,318
Receivables for:
   Dividends                                                          4,359           51,692           53,196              --
   Interest                                                              11                5                4         802,951
   Fund shares sold                                                     144               27            7,603          18,032
   Investments sold                                                  40,377               --           73,738              --
   Securities lending income                                            338               --               --             529
-----------------------------------------------------------------------------------------------------------------------------
        Total Assets                                             42,860,674       27,401,311       31,904,831      39,110,642
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Bank overdrafts                                                          --               --               --         161,263
Payable for:
   Securities loaned                                              2,693,050               --               --       1,533,318
   Investments purchased                                            105,828               --               --              --
   Fund shares redeemed                                               9,613           51,214           12,848          12,434
Payable to Investment Advisor                                        25,566           11,234           16,322          15,314
Payable to affiliates                                                 3,213            3,234            3,229           2,703
Other accrued expenses                                               15,437           24,077            7,704             748
-----------------------------------------------------------------------------------------------------------------------------
        Total Liabilities                                         2,852,707           89,759           40,103       1,725,780
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                     $ 40,007,967     $ 27,311,552     $ 31,864,728    $ 37,384,862
============================================================================================================================-
Shares outstanding                                                1,904,901        3,086,657        3,136,112       4,534,186
============================================================================================================================-
Net asset value per share                                      $      21.00     $       8.85     $      10.16    $       8.25
============================================================================================================================-
NET ASSETS CONSIST OF:
   Paid-in capital                                             $ 26,516,219     $ 28,157,357     $ 27,980,734    $ 37,393,726
   Accumulated net investment income (loss)                        (147,936)         254,357          250,043       1,568,283
   Accumulated net realized gains (losses) on investments         8,424,407       (1,523,140)         647,739      (2,842,633)
   Net unrealized appreciation on investments                     5,215,277          422,978        2,986,212       1,265,486
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                    $ 40,007,967     $ 27,311,552     $ 31,864,728    $ 37,384,862
============================================================================================================================-


The accompanying notes are an integral part of the financial statements.

20

TOUCHSTONE VARIABLE SERIES TRUST

--------------------------------------------------------------------------------
Statements of Assets and Liabilities continued

                                                  TOUCHSTONE         TOUCHSTONE
                                                    MONEY           THIRD AVENUE       TOUCHSTONE
                                                    MARKET             VALUE           VALUE PLUS
                                                     FUND               FUND              FUND
ASSETS:
Investments, at cost                             $ 103,732,078     $  52,174,418     $  16,181,131
--------------------------------------------------------------------------------------------------
Investments, at value - including $323,299 of
  securities loaned for the Value Plus Fund      $ 103,732,078     $  70,642,092     $  19,300,736
Cash                                                     1,036         7,598,232           169,538
Collateral for securities loaned, at fair                   --                --           336,585
value
Foreign Currency (cost $27,264)                             --            27,264                --
Receivables for:
   Dividends                                                --           146,130            18,869
   Interest                                            468,239                66                 2
   Foreign Tax Reclaims                                     --            24,173                --
   Fund shares sold                                         --            28,122             4,043
   Securities lending income                                --                --                44
--------------------------------------------------------------------------------------------------
        Total Assets                               104,201,353        78,466,079        19,829,817
--------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
   Securities loaned                                        --                --           336,585
   Investments purchased                               594,238            78,128                --
   Fund shares redeemed                                     --            24,797             6,098
Payable to Investment Advisor                           15,213            49,505            12,082
Payable to affiliates                                   16,902             2,896             3,221
Other accrued expenses                                   9,562             4,128            10,392
--------------------------------------------------------------------------------------------------
        Total Liabilities                              635,915           159,454           368,378
--------------------------------------------------------------------------------------------------
NET ASSETS                                       $ 103,565,438     $  78,306,625     $  19,461,439
==================================================================================================
PRICING OF CLASS A SHARES
   Net assets attributable to Class A shares     $          --     $  78,306,625     $  19,461,439
   Shares of beneficial interest outstanding
     (unlimited number of shares authorized,
     no par value)                                          --         3,805,257         1,938,278
   Net asset value, offering price and
     redemption price per share                  $          --     $       20.58     $       10.04
PRICING OF CLASS I SHARES
   Net assets attributable to Class I shares     $  59,216,197     $          --     $          --
   Shares of beneficial interest outstanding
     (unlimited number of shares authorized,
     no par value)                                  59,201,073                --                --
   Net asset value, offering price and
   redemption price per share                    $        1.00     $          --     $          --
PRICING OF CLASS SC SHARES
   Net assets attributable to Class SC shares    $  44,349,241     $          --     $          --
   Shares of beneficial interest outstanding
     (unlimited number of shares authorized,
     no par value)                                  44,354,700                --                --
   Net asset value, offering price and
   redemption price per share                    $        1.00     $          --     $          --
--------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Paid-in capital                               $ 104,008,065     $  65,551,300     $  24,211,891
   Undistributed net investment income                      44           143,545            80,881
   Accumulated net realized losses on
     investments and foreign currency
     transactions                                     (442,671)       (5,856,695)       (7,950,938)
   Net unrealized appreciation on investments
     and foreign currency transactions                      --        18,468,475         3,119,605
--------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING      $ 103,565,438     $  78,306,625     $  19,461,439
==================================================================================================


The accompanying notes are an integral part of the financial statements.

                                                TOUCHSTONE VARIABLE SERIES TRUST

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                              For the Six Months Ended June 30, 2004 (Unaudited)

                                                                                   TOUCHSTONE                      TOUCHSTONE
                                                                    TOUCHSTONE       BARON         TOUCHSTONE     EAGLE CAPITAL
                                                                     BALANCED       SMALL CAP       CORE BOND     APPRECIATION
                                                                       FUND           FUND             FUND           FUND
INVESTMENT INCOME:
     Dividends(a)                                                  $   132,954     $    38,106     $        --     $   279,499
     Income from securities loaned                                         397           1,262              55           1,269
     Interest                                                          218,606             610         902,582          14,203
------------------------------------------------------------------------------------------------------------------------------
        Total Investment Income                                        351,957          39,978         902,637         294,971
------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
     Investment advisory fees                                          112,340          94,390         115,283         125,502
     Accounting and pricing fees                                         7,999           7,999           8,453           7,999
     Administration fees                                                11,999          11,999          13,199          11,999
     Custody fees                                                        4,852           5,211           6,069           4,158
     Professional fees                                                   5,464           9,126           5,398          15,057
     Sponsor fees                                                       28,085          17,979          41,921          33,467
     Trustee fees                                                        2,475           2,817           2,685           2,378
     Other expenses                                                      4,347           2,339           4,333             808
------------------------------------------------------------------------------------------------------------------------------
        Total expenses                                                 177,561         151,860         197,341         201,368
        Fees waived by the Advisor                                     (23,046)             --            (168)           (502)
        Waiver of Sponsor fees                                         (28,085)         (3,470)        (40,016)        (24,779)
        Fees from commission recapture                                  (4,313)         (8,675)             --          (8,554)
------------------------------------------------------------------------------------------------------------------------------
        Net expenses                                                   122,117         139,715         157,157         167,533
------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                           229,840         (99,737)        745,480         127,438
------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
        Investments                                                  1,556,910         338,214         (53,737)        831,745
        Foreign currency                                               (12,008)             --              --              --
------------------------------------------------------------------------------------------------------------------------------
                                                                     1,544,902         338,214         (53,737)        831,745
------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation/depreciation on:
        Investments                                                   (912,026)      1,391,673        (899,329)        250,626
        Foreign currency                                                 8,772              --              --              --
------------------------------------------------------------------------------------------------------------------------------
                                                                      (903,254)      1,391,673        (899,329)        250,626
------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                                641,648       1,729,887        (845,592)      1,082,371
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $   871,488     $ 1,630,150     $  (100,112)    $ 1,209,809
==============================================================================================================================

(a) Net of foreign tax withholding of:                             $       178     $        --     $        --     $        --


The accompanying notes are an integral part of the financial statements.

22

TOUCHSTONE VARIABLE SERIES TRUST

--------------------------------------------------------------------------------
Statements of Operations continued

                                                                        TOUCHSTONE      TOUCHSTONE       TOUCHSTONE
                                                                         EMERGING        ENHANCED         GROWTH &       TOUCHSTONE
                                                                          GROWTH        DIVIDEND 30        INCOME        HIGH YIELD
                                                                           FUND            FUND             FUND             FUND
INVESTMENT INCOME:
   Dividends(a)                                                         $    70,258     $   352,987     $   386,692     $    13,520
   Income from securities loaned                                              2,897             147             672           2,597
   Interest                                                                   1,773             567           1,518       1,724,093
------------------------------------------------------------------------------------------------------------------------------------
     Total Investment Income                                                 74,928         353,701         388,882       1,740,210
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees                                                 158,485          94,323         130,694         107,707
   Accounting and pricing fees                                                8,057           7,999           7,999           8,999
   Administration fees                                                       12,045          11,999          11,999          12,032
   Custody fees                                                              11,246           3,908           4,229           4,522
   Professional fees                                                          5,494           5,431           5,022           5,905
   Sponsor fees                                                              39,623          29,022          32,674          43,083
   Trustee fees                                                               2,462           2,542           2,597           2,497
   Other expenses                                                             3,075           1,761           1,871           6,951
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses                                                         240,487         156,985         197,085         191,696
     Fees waived by the Advisor                                                  --         (19,190)        (25,572)             --
     Waiver of Sponsor fees                                                 (12,656)        (29,022)        (32,674)        (19,747)
     Fees from commission recapture                                          (4,967)         (9,426)             --              --
------------------------------------------------------------------------------------------------------------------------------------
     Net expenses                                                           222,864          99,347         138,839         171,949
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                               (147,936)        254,354         250,043       1,568,261
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments                                       6,561,906          44,528       1,497,769         682,620
   Net change in unrealized appreciation/depreciation on investments     (3,735,992)       (483,030)       (959,598)     (1,764,269)
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                                   2,825,914        (438,502)        538,171      (1,081,649)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $ 2,677,978     $  (184,148)    $   788,214     $   486,612
====================================================================================================================================

(a) Net of foreign tax withholding of:                                  $        --     $        --     $        --     $        --


The accompanying notes are an integral part of the financial statements.

                                                TOUCHSTONE VARIABLE SERIES TRUST

--------------------------------------------------------------------------------

                                                         TOUCHSTONE      TOUCHSTONE
                                                           MONEY        THIRD AVENUE     TOUCHSTONE
                                                           MARKET          VALUE         VALUE PLUS
                                                            FUND            FUND            FUND
INVESTMENT INCOME:
   Dividends(a)                                         $        --     $   533,059     $   168,010
   Income from securities loaned                                 --              --             145
   Interest                                                 648,838          10,397             435
---------------------------------------------------------------------------------------------------
     Total Investment Income                                648,838         543,456         168,590
---------------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees                                  91,620         301,660          73,440
   Accounting and pricing fees                               22,662          13,801           7,999
   Administration fees                                       34,200          20,807          11,999
   Custody fees                                               5,985           8,933           4,505
   Professional fees                                          5,820          10,730           5,970
   Sponsor fees                                             102,485          75,415          19,584
   Trustee fees                                               2,272           2,367           2,674
   Other expenses                                            47,949           5,194           2,276
---------------------------------------------------------------------------------------------------
     Total expenses                                         312,993         438,907         128,447
     Fees waived by the Advisor                             (20,161)             --              --
     Waiver of Sponsor fees                                (101,404)        (42,967)        (15,844)
     Fees from commission recapture                              --              --         (24,892)
---------------------------------------------------------------------------------------------------
     Net expenses                                           191,428         395,940          87,711
---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                       457,410         147,516          80,879
---------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
     Investments                                                 --         571,035         364,490
     Foreign currency                                            --             (21)             --
---------------------------------------------------------------------------------------------------
                                                                 --         571,014         364,490
---------------------------------------------------------------------------------------------------
   Net change in unrealized
   appreciation/depreciation on:
     Investments                                                 --       6,279,226         264,608
     Foreign currency                                            --            (744)             --
---------------------------------------------------------------------------------------------------
                                                                 --       6,278,482         264,608
---------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                 --       6,849,496         629,098
---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $   457,410     $ 6,997,012     $   709,977
===================================================================================================

(a) Net of foreign tax withholding of:                  $        --     $    11,749     $       112


The accompanying notes are an integral part of the financial statements.

24

TOUCHSTONE VARIABLE SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                         TOUCHSTONE                         TOUCHSTONE                         TOUCHSTONE
                                          BALANCED                          BARON SMALL                         CORE BOND
                                            FUND                             CAP FUND                             FUND
                                 -------------------------   ---------------------------------------   --------------------------
                                    FOR THE       FOR THE       FOR THE       FOR THE      FOR THE       FOR THE      FOR THE
                                   SIX MONTHS      YEAR        SIX MONTHS   SIX MONTHS      YEAR       SIX MONTHS       YEAR
                                     ENDED         ENDED         ENDED         ENDED        ENDED         ENDED         ENDED
                                 JUNE 30, 2004  DECEMBER 31, JUNE 30, 2004  DECEMBER 31,   JUNE 30,   JUNE 30, 2004  DECEMBER 31,
                                  (UNAUDITED)      2003       (UNAUDITED)      2003         2003       (UNAUDITED)      2003
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income (loss)  $   229,840   $   451,552   $   (99,737)  $  (100,678)  $  (153,224)  $   745,480   $ 1,568,932
   Net realized gain (loss) on:
     Investments                   1,556,910     1,333,013       338,214          (521)     (716,709)       53,737        30,399
     Foreign currency                (12,008)     (234,199)           --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------------
                                   1,544,902     1,098,814       338,214          (521)     (716,709)       53,737        30,399
---------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized
   appreciation/depreciation on:
     Investments                    (912,026)    2,941,485     1,391,673     2,143,138       776,043      (899,329)     (183,866)
     Foreign currency                  8,772       290,487            --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------------
                                    (903,254)    3,231,972     1,391,673     2,143,138       776,043      (899,329)     (183,866)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets from operations     871,488     4,782,338     1,630,150     2,041,939       (93,890)     (100,112)    1,415,465
---------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
   Net investment income                  --      (160,175)           --            --            --            --    (1,598,387)
---------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   Proceeds from shares sold       3,623,595     5,238,243     4,730,466     5,046,022     6,641,305     6,101,975    22,898,959
   Reinvestment of dividends              --       160,175            --            --            --            --     1,598,387
   Cost of shares redeemed        (2,388,513)   (6,621,518)   (3,977,613)   (2,880,339)   (6,599,659)   (8,179,155)  (23,657,854)
---------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)
     from share transactions       1,235,082    (1,223,100)      752,853     2,165,683        41,646    (2,077,180)      839,492
---------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease)
     in net assets                 2,106,570     3,399,063     2,383,003     4,207,622       (52,244)   (2,177,292)      656,570
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period            27,015,310    23,616,247    16,133,267    11,925,645    11,977,889    42,580,383    41,923,813
---------------------------------------------------------------------------------------------------------------------------------
   End of period                 $29,121,880   $27,015,310   $18,516,270   $16,133,267   $11,925,645   $40,403,091   $42,580,383
=================================================================================================================================


The accompanying notes are an integral part of the financial statements.

                                                TOUCHSTONE VARIABLE SERIES TRUST

--------------------------------------------------------------------------------

                                                   TOUCHSTONE                        TOUCHSTONE                   TOUCHSTONE
                                                  EAGLE CAPITAL                    EMERGING GROWTH             ENHANCED DIVIDEND
                                                APPRECIATION FUND                       FUND                        30 FUND
                                    ---------------------------------------   -------------------------   -------------------------
                                      FOR THE       FOR THE       FOR THE       FOR THE       FOR THE        FOR THE      FOR THE
                                     SIX MONTHS   SIX MONTHS       YEAR       SIX MONTHS       YEAR        SIX MONTHS      YEAR
                                       ENDED         ENDED         ENDED         ENDED         ENDED          ENDED        ENDED
                                   JUNE 30, 2004  DECEMBER 31,    JUNE 30,   JUNE 30, 2004  DECEMBER 31,  JUNE 30, 2004 DECEMBER 31,
                                     (UNAUDITED)     2003          2003       (UNAUDITED)      2003        (UNAUDITED)     2003
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income (loss)     $   127,438   $    81,364   $   (34,209)  $  (147,936)  $  (220,214)  $   254,354   $   158,572
   Net realized gain (loss)
     on investments                     831,745     3,561,504    (5,407,929)    6,561,906     3,134,408        44,528      (112,369)
   Net change in unrealized
     appreciation/depreciation
     on investments                     250,626     1,209,077     5,855,636    (3,735,992)    8,648,837      (483,030)    3,298,879
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets from operations             1,209,809     4,851,945       413,498     2,677,978    11,563,031      (184,148)    3,345,082
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
   Net investment income                     --       (36,128)           --            --            --            --      (158,569)
   Realized capital gains                    --            --            --            --      (305,459)           --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions         --       (36,128)           --            --      (305,459)           --      (158,569)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   Proceeds from shares sold          1,506,450     2,873,083     3,017,614     4,818,022     5,779,124     1,418,490     2,616,547
   Proceeds from shares issued
     in connection with
     aquisitions (Note 8)                    --            --    11,653,247            --            --            --    17,355,842
   Reinvestment of dividends                 --        36,128            --            --       305,459            --       158,569
   Cost of shares redeemed           (3,213,481)   (2,450,869)   (6,770,667)   (5,025,373)   (5,212,656)   (4,180,457)     (620,415)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)
     from share transactions         (1,707,031)      458,342     7,900,194      (207,351)      871,927    (2,761,967)   19,510,543
------------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease)
     in net assets                     (497,222)    5,274,159     8,313,692     2,470,627    12,129,499    (2,946,115)   22,697,056
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period               33,897,185    28,623,026    20,309,334    37,537,340    25,407,841    30,257,667     7,560,611
------------------------------------------------------------------------------------------------------------------------------------
   End of period                    $33,399,963   $33,897,185   $28,623,026   $40,007,967   $37,537,340   $27,311,552   $30,257,667
====================================================================================================================================


The accompanying notes are an integral part of the financial statements.

26

TOUCHSTONE VARIABLE SERIES TRUST

--------------------------------------------------------------------------------
Statements of Changes in Net Assets continued

                                              TOUCHSTONE                  TOUCHSTONE                     TOUCHSTONE
                                           GROWTH & INCOME                HIGH YIELD                    MONEY MARKET
                                                 FUND                        FUND                           FUND
                                      -------------------------   --------------------------   ------------------------------
                                         FOR THE       FOR THE       FOR THE       FOR THE        FOR THE         FOR THE
                                       SIX MONTHS       YEAR        SIX MONTHS      YEAR        SIX MONTHS         YEAR
                                          ENDED         ENDED         ENDED         ENDED          ENDED           ENDED
                                      JUNE 30, 2004  DECEMBER 31, JUNE 30, 2004  DECEMBER 31,  JUNE 30, 2004    DECEMBER 31,
                                       (UNAUDITED)      2003       (UNAUDITED)      2003        (UNAUDITED)        2003
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income              $   250,043   $   501,494   $ 1,568,261   $  3,669,358   $     457,410   $     584,646
   Net realized gain (loss) on
     investments                        1,497,769       114,705       682,620       (875,133)             --           6,574
   Net change in unrealized
     appreciation/depreciation
     on investments                      (959,598)    7,291,883    (1,764,269)     6,370,162              --              --
-----------------------------------------------------------------------------------------------------------------------------
   Net increase in net assets from
     operations                           788,214     7,908,082       486,612      9,164,387         457,410         591,220
-----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
     TO SHAREHOLDERS FROM:
   Net investment income, Class A              --      (509,113)           --     (3,734,538)             --              --
   Net investment income, Class I              --            --            --             --        (319,669)       (464,408)
   Net investment income, Class SC             --            --            --             --        (137,697)       (120,260)
   Realized capital gains                      --      (804,400)           --             --              --              --
-----------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions           --    (1,313,513)           --     (3,734,538)       (457,366)       (584,668)
-----------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS A
   Proceeds from shares sold            1,829,739     5,258,961    16,359,735     51,076,595              --              --
   Reinvestment of dividends                   --     1,313,513            --      3,734,538              --              --
   Cost of shares redeemed             (3,521,165)   (5,662,129)  (25,305,274)   (46,925,746)             --              --
-----------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)
     from Class A share transactions   (1,691,426)      910,345    (8,945,539)     7,885,387              --              --
-----------------------------------------------------------------------------------------------------------------------------
CLASS I
   Proceeds from shares sold                   --            --            --             --      52,193,457     166,533,761
   Proceeds from shares issued in
     connection with acquisitions
     (Note 8)                                  --            --            --             --              --      14,146,146
   Reinvestment of dividends                   --            --            --             --         317,794         465,968
   Cost of shares redeemed                     --            --            --             --     (66,572,749)   (117,360,891)
-----------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)
     from Class I share transactions           --            --            --             --     (14,061,498)     63,784,984
-----------------------------------------------------------------------------------------------------------------------------
CLASS SC
   Proceeds from shares sold                   --            --            --             --      89,911,370     145,212,281
   Reinvestment of dividends                   --            --            --             --         137,182         120,776
   Cost of shares redeemed                     --            --            --             --     (73,582,280)   (117,445,628)
-----------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)
     from Class SC share transactions          --            --            --             --      16,466,272      27,887,429
-----------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net
     assets                              (903,212)    7,504,914    (8,458,927)    13,315,236       2,404,818      91,678,965
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                 32,767,940    25,263,026    45,843,789     32,528,553     101,160,620       9,481,655
-----------------------------------------------------------------------------------------------------------------------------
   End of period                      $31,864,728   $32,767,940   $37,384,862     45,843,789   $ 103,565,438   $ 101,160,620
=============================================================================================================================


The accompanying notes are an integral part of the financial statements.

                                                TOUCHSTONE VARIABLE SERIES TRUST

--------------------------------------------------------------------------------

                                                               TOUCHSTONE                                  TOUCHSTONE
                                                              THIRD AVENUE                                 VALUE PLUS
                                                               VALUE FUND                                     FUND
                                              ----------------------------------------------     ------------------------------
                                                 FOR THE         FOR THE           FOR THE          FOR THE          FOR THE
                                               SIX MONTHS       SIX MONTHS           YEAR         SIX MONTHS          YEAR
                                                  ENDED           ENDED             ENDED            ENDED            ENDED
                                              JUNE 30, 2004    DECEMBER 31,        JUNE 30,      JUNE 30, 2004     DECEMBER 31,
                                               (UNAUDITED)        2003               2003         (UNAUDITED)         2003
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income (loss)               $    147,516     $     (2,993)    $    161,249     $     80,879     $    136,675
   Net realized gain (loss) on:
     Investments                                   571,035         (104,679)      (1,638,219)         364,490       (1,780,981)
     Foreign currency                                  (21)          (6,160)              --               --               --
-------------------------------------------------------------------------------------------------------------------------------
                                                   571,014         (110,839)      (1,638,219)         364,490       (1,780,981)
-------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized
   appreciation/ depreciation on:
        Investments                              6,279,226       14,820,267       (1,227,185)         264,608        5,909,942
        Foreign currency                              (744)           2,310               --               --               --
-------------------------------------------------------------------------------------------------------------------------------
                                                 6,278,482       14,822,577       (1,227,185)         264,608        5,909,942
-------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)
     in net assets from operations               6,997,012       14,708,745       (2,704,155)         709,977        4,265,636
-------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
   Net investment income                                --               --         (256,766)              --         (136,703)
   Realized capital gains                               --               --         (639,990)              --               --
-------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                    --               --         (896,756)              --         (136,703)
-------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   Proceeds from shares sold                     8,352,931       10,612,076        9,522,312        1,856,199        3,326,027
   Proceeds from shares issued in
     connection with acquisitions (Note 8)              --               --        7,548,716               --        9,856,975
   Reinvestment of dividends                            --               --          896,756               --          136,703
   Cost of shares redeemed                      (8,643,575)      (4,219,922)     (12,088,167)      (2,665,556)      (3,031,928)
-------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)
     from share transactions                      (290,644)       6,392,154        5,879,617         (809,357)      10,287,777
-------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets       6,706,368       21,100,899        2,278,706          (99,380)      14,416,710
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                          71,600,257       50,499,358       48,220,652       19,560,819        5,144,109
-------------------------------------------------------------------------------------------------------------------------------
   End of period                              $ 78,306,625     $ 71,600,257     $ 50,499,358       19,461,439     $ 19,560,819
===============================================================================================================================


The accompanying notes are an integral part of the financial statements.

28

TOUCHSTONE VARIABLE SERIES TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share outstanding:

                                                                                   TOUCHSTONE
                                                                                    BALANCED
                                                                                      FUND
                                             ---------------------------------------------------------------------------------------
                                               FOR THE        FOR THE        FOR THE       FOR THE         FOR THE       FOR THE
                                              SIX MONTHS        YEAR           YEAR          YEAR            YEAR          YEAR
                                                 ENDED         ENDED           ENDED         ENDED           ENDED         ENDED
                                             JUNE 30, 2004   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,    DECEMBER 31,  DECEMBER 31,
                                              (UNAUDITED)       2003           2002         2001 (b)         2000          1999

NET ASSET VALUE,BEGINNING OF PERIOD           $    15.01      $    12.42    $    13.96    $    14.24      $    13.80    $    13.96
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)                     0.12            0.22          0.30          0.38(d)         0.50          0.43
   Net realized and unrealized gain (loss)
     on investments                                 0.36            2.46         (1.57)           --            1.25          0.90
----------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                 0.48            2.68         (1.27)         0.38            1.75          1.33
----------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
   Net investment income                              --           (0.09)        (0.27)        (0.38)          (0.52)        (0.43)
   In excess of net investment income                 --              --            --         (0.07)             --            --
   Realized capital gains                             --              --            --         (0.21)          (0.79)        (1.06)
----------------------------------------------------------------------------------------------------------------------------------
     Total dividends and distributions                --           (0.09)        (0.27)        (0.66)          (1.31)        (1.49)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,END OF PERIOD                 $    15.49      $    15.01    $    12.42    $    13.96      $    14.24    $    13.80
==================================================================================================================================
Total return                                        3.20%(e)       21.57%        (9.09)%        2.67%          12.70%         9.62%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)            $   29,122      $   27,015    $   23,616    $   28,227      $   33,763    $   36,716
Ratios to average net assets:
   Net expenses                                     0.87%(f)        0.90%         0.90%         0.90%           0.92%         0.90%
   Expenses before voluntary expense
     reimbursement                                  0.90%(f)          NA            NA            NA              NA            NA
   Net investment income (loss)                     1.64%(f)        1.86%         2.22%         2.69%           3.20%         2.55%
   Income (loss) before voluntary expense
     reimbursement                                  1.61%(f)          NA            NA            NA              NA            NA
Portfolio turnover                                    76%(f)          75%           86%           59%             54%           73%
----------------------------------------------------------------------------------------------------------------------------------

(a) Effective August 20, 2003, the Fund changed its fiscal year end to December 31.

(b) The Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies in 2001 and began amortizing premiums and discounts on debt securities using the daily, effective yield method. The effect of the change for the year ended December 31, 2001, for the Touchstone Balanced Fund and the Touchstone Core Bond Fund was a decrease in net investment income of $.013, for each Fund, an increase in net realized and unrealized gains of $.013, for each Fund, and a decrease in the ratio of net investment income from 2.78% and 5.72%, to 2.69% and 5.59%, respectively. The periods prior to 1/1/2001 have not been restated to reflect the change in presentation.

(c)  The Fund commenced operations on January 1, 1999.

(d)  Calculated using average shares outstanding throughout the period.

(e)  Not annualized.

(f)  Annualized.


The accompanying notes are an integral part of the financial statements.

                                                TOUCHSTONE VARIABLE SERIES TRUST

--------------------------------------------------------------------------------

                                                                                     TOUCHSTONE
                                                                                     BARON SMALL
                                                                                      CAP FUND
                                          -------------------------------------------------------------------------------------
                                              FOR THE      FOR THE        FOR THE     FOR THE     FOR THE    FOR THE    FOR THE
                                             SIX MONTHS   SIX MONTHS        YEAR        YEAR        YEAR       YEAR       YEAR
                                               ENDED        ENDED          ENDED       ENDED       ENDED      ENDED      ENDED
                                           JUNE 30, 2004  DECEMBER 31,    JUNE 30,    JUNE 30,    JUNE 30,   JUNE 30,   JUNE 30,
                                            (UNAUDITED)    2003 (a)        2003         2002        2001       2000       1999

NET ASSET VALUE,BEGINNING OF PERIOD         $  14.45      $  12.40      $  12.53    $  12.90    $  11.64   $  12.17   $  17.58
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)                (0.09)        (0.09)        (0.16)      (0.13)      (0.03)      0.21       0.10
   Net realized and unrealized gain (loss)
     on investments                             1.51          2.14          0.03       (0.24)       1.51      (0.64)     (1.80)
-------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations             1.42          2.05         (0.13)      (0.37)       1.48      (0.43)     (1.70)
-------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
   Net investment income                          --            --            --          --       (0.22)     (0.10)     (0.04)
   In excess of net investment income             --            --            --          --          --         --         --
   Realized capital gains                         --            --            --          --          --         --      (3.67)
-------------------------------------------------------------------------------------------------------------------------------
     Total dividends and distributions            --            --            --          --       (0.22)     (0.10)     (3.71)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,END OF PERIOD               $  15.87      $  14.45      $  12.40    $  12.53    $  12.90   $  11.64   $  12.17
===============================================================================================================================
Total return                                    9.83%(e)     16.53%(e)     (1.04%)     (2.87%)     12.83%     (3.52%)    (9.24%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)          $ 18,516      $ 16,133      $ 11,926    $ 11,978    $  6,698   $  5,917   $ 10,994
Ratios to average net assets:
   Net expenses                                 1.55%(f)      1.65%(f)      1.62%       1.55%       1.55%      1.55%      1.54%
   Expenses before voluntary expense
     reimbursement                              1.65%(f)        NA          2.44%       2.32%       3.10%      2.25%      1.64%
   Net investment income (loss)                (1.11%)(f)    (1.44%)(f)    (1.49%)     (1.33%)     (0.33%)     1.33%      0.71%
   Income (loss) before voluntary expense
     reimbursement                             (1.21%)(f)       NA         (2.32%)     (2.10%)     (1.88%)     0.63%      0.61%
Portfolio turnover                                25%(f)        32%(f)        29%         91%        221%       224%        76%
-------------------------------------------------------------------------------------------------------------------------------


                                          TOUCHSTONE
                                          CORE BOND
                                             FUND
 ---------------------------------------------------------------------------------------------
    FOR THE           FOR THE        FOR THE        FOR THE          FOR THE        FOR THE
  SIX MONTHS            YEAR           YEAR          YEAR             YEAR          PERIOD
     ENDED             ENDED          ENDED          ENDED            ENDED          ENDED
 JUNE 30, 2004      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
   (UNAUDITED)          2003           2002         2001 (b)          2000          1999 (c)

  $    10.19        $    10.23     $    10.38     $    10.25       $     9.98     $    10.20
----------------------------------------------------------------------------------------------

        0.21              0.40           0.40           0.60(d)          0.74           0.76

       (0.23)            (0.04)          0.42           0.20             0.18          (0.89)
----------------------------------------------------------------------------------------------
       (0.02)             0.36           0.82           0.80             0.92          (0.13)
----------------------------------------------------------------------------------------------


          --             (0.40)         (0.97)         (0.67)           (0.65)         (0.09)
          --                --             --             --               --             --
          --                --             --             --               --             --
----------------------------------------------------------------------------------------------
          --             (0.40)         (0.97)         (0.67)           (0.65)         (0.09)
----------------------------------------------------------------------------------------------
  $    10.17        $    10.19     $    10.23     $    10.38       $    10.25     $     9.98
==============================================================================================
       (0.20%)(e)         3.49%          7.93%          7.85%            9.20%         (1.28%)


  $   40,403        $   42,580     $   41,924     $   34,838       $   32,998     $   34,700

        0.75%(f)          0.75%          0.75%          0.75%            0.75%          0.75%

          NA                NA             NA             NA               NA             NA
        3.56%(f)          3.62%          4.57%          5.59%            6.36%          6.04%

          NA                NA             NA             NA               NA             NA
         160%(f)           287%           152%            92%             123%            45%
----------------------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

30

TOUCHSTONE VARIABLE SERIES TRUST

--------------------------------------------------------------------------------
Financial Highlights continued

Selected data for a share outstanding:

                                                                                  TOUCHSTONE
                                                                                 EAGLE CAPITAL
                                                                               APPRECIATION FUND
                                        ------------------------------------------------------------------------------------------
                                          FOR THE        FOR THE        FOR THE      FOR THE     FOR THE     FOR THE    FOR THE
                                         SIX MONTHS        YEAR           YEAR         YEAR        YEAR        YEAR       YEAR
                                            ENDED         ENDED           ENDED        ENDED       ENDED       ENDED      ENDED
                                        JUNE 30, 2004   DECEMBER 31,    JUNE 30,     JUNE 30,    JUNE 30,    JUNE 30,   JUNE 30,
                                         (UNAUDITED)      2003(a)         2003        2002         2001        2000       1999

NET ASSET VALUE,BEGINNING OF PERIOD       $ 11.46      $   9.83        $   9.85     $  15.93     $  30.25    $  26.00    $  21.11
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)              0.05          0.03           (0.01)       (0.04)       (0.10)      (0.05)      (0.06)
   Net realized and unrealized gain (loss)
     on investments                          0.37          1.61           (0.01)       (4.73)       (9.42)       4.83        7.17
----------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations        0.42          1.64           (0.02)       (4.77)       (9.52)       4.78        7.11
----------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
   Net investment income                       --         (0.01)          --              --           --          --          --
   Realized capital gains                      --            --           --           (1.31)       (4.80)      (0.53)      (2.22)
----------------------------------------------------------------------------------------------------------------------------------
     Total dividends and distributions         --         (0.01)          --           (1.31)       (4.80)      (0.53)      (2.22)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,END OF PERIOD             $ 11.88      $  11.46        $   9.83     $   9.85     $  15.93    $  30.25    $  26.00
==================================================================================================================================
Total return                                 3.62%(c)     16.70%(c)       (0.16%)     (30.55%)     (37.42%)     18.89%      35.19%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)        $33,400      $ 33,897        $ 28,623     $ 20,309     $ 32,008    $ 56,879    $ 55,428
Ratios to average net assets:
   Net expenses                              1.00%(d)      1.05%(d)        1.16%        1.15%        1.07%       1.01%       0.96%
   Expenses before voluntary expense
     reimbursement                           1.05%(d)        NA            1.51%        1.17%        1.07%       1.01%       0.96%
   Net investment income                     0.76%(d)      0.52%(d)       (0.19%)      (0.33%)      (0.45%)     (0.39%)     (0.29%)
   Loss before voluntary expense
     reimbursement                           0.71%(d)        NA           (0.54%)      (0.35%)      (0.45%)     (0.39%)     (0.29%)
Portfolio turnover                             42%(d)       241%(d)          70%          31%          47%         40%         27%
----------------------------------------------------------------------------------------------------------------------------------

(a) Effective August 20, 2003, the Fund changed its fiscal year end to December 31.

(b) The Fund commenced operations on May 1, 1999.

(c) Not annualized.

(d) Annualized.


The accompanying notes are an integral part of the financial statements.

                                                TOUCHSTONE VARIABLE SERIES TRUST

--------------------------------------------------------------------------------

                                                                               TOUCHSTONE
                                                                            EMERGING GROWTH
                                                                                 FUND
                                        ---------------------------------------------------------------------------------------
                                            FOR THE         FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                           SIX MONTHS         YEAR         YEAR          YEAR          YEAR          YEAR
                                             ENDED           ENDED         ENDED         ENDED         ENDED         ENDED
                                         JUNE 30, 2004    DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                          (UNAUDITED)        2003          2002           2001          2000         1999

NET ASSET VALUE,BEGINNING OF PERIOD        $  19.64        $  13.45     $    18.14     $   20.22     $   19.23     $   15.33
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)               (0.08)          (0.12)         (0.14)        (0.13)        (0.05)        (0.05)
   Net realized and unrealized gain (loss)
     on investments                            1.44            6.47          (3.90)        (0.39)         5.71          7.13
-------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations          1.36            6.35          (4.04)        (0.52)         5.66          7.08
-------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
   Net investment income                         --              --             --            --            --            --
   Realized capital gains                        --           (0.16)         (0.65)        (1.56)        (4.67)        (3.18)
-------------------------------------------------------------------------------------------------------------------------------
     Total dividends and distributions           --           (0.16)         (0.65)        (1.56)        (4.67)        (3.18)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,END OF PERIOD              $  21.00        $  19.64     $    13.45     $   18.14     $   20.22     $   19.23
===============================================================================================================================
Total return                                   6.92%(c)       47.26%        (22.31%)       (2.62%)      (29.62%)       46.75%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)         $ 40,008        $ 37,537     $   25,408     $  36,305     $  42,117     $  36,879
Ratios to average net assets:
   Net expenses                                1.12%(d)        1.15%          1.15%         1.15%         1.12%         1.15%
   Expenses before voluntary expense
     reimbursement                             1.15%(d)          NA             NA            NA            NA            NA
   Net investment income                      (0.75%)(d)      (0.74%)        (0.89%)       (0.72%)       (0.24%)       (0.34%)
   Loss before voluntary expense
     reimbursement                            (0.78%)(d)         NA             NA            NA            NA            NA
Portfolio turnover                              175%(d)          88%            63%           85%           77%           89%
-------------------------------------------------------------------------------------------------------------------------------


                                           TOUCHSTONE
                                       ENHANCED DIVIDEND
                                            30 FUND
--------------------------------------------------------------------------------------------
   FOR THE          FOR THE         FOR THE       FOR THE        FOR THE         FOR THE
 SIX MONTHS          YEAR             YEAR          YEAR           YEAR          PERIOD
    ENDED            ENDED            ENDED         ENDED          ENDED          ENDED
JUNE 30, 2004      DECEMBER 31,    DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
 (UNAUDITED)          2003            2002          2001           2000          1999 (b)

 $     8.90        $     6.81      $     8.93    $    10.18     $    10.55     $    10.00
--------------------------------------------------------------------------------------------

       0.08              0.09            0.10          0.09           0.06           0.05

      (0.13)             2.09           (2.12)        (1.25)         (0.37)          0.55
--------------------------------------------------------------------------------------------
      (0.05)             2.18           (2.02)        (1.16)         (0.31)          0.60
--------------------------------------------------------------------------------------------


         --             (0.09)          (0.10)        (0.09)         (0.06)         (0.05)
         --                --              --            --             --             --
--------------------------------------------------------------------------------------------
         --             (0.09)          (0.10)        (0.09)         (0.06)         (0.05)
--------------------------------------------------------------------------------------------
 $     8.85        $     8.90      $     6.81    $     8.93     $    10.18     $    10.55
============================================================================================
      (0.56%)(c)        32.00%         (22.67%)      (11.45%)        (3.00%)         5.99%(c)


 $   27,312        $   30,258      $    7,561    $   11,020     $   12,701     $   13,532

       0.69%(d)          0.75%           0.75%         0.75%          0.75%          0.75%(d)

       0.75%(d)            NA              NA            NA             NA             NA
       1.75%(d)          1.57%           1.10%         0.90%          0.58%          0.83%(d)

       1.69%(d)            NA              NA            NA             NA             NA
         58%(d)           140%             27%            6%            27%             9%(d)
--------------------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

32

TOUCHSTONE VARIABLE SERIES TRUST

--------------------------------------------------------------------------------
Financial Highlights continued

Selected data for a share outstanding:

                                                                                     TOUCHSTONE
                                                                                  GROWTH & INCOME
                                                                                        FUND
                                            ----------------------------------------------------------------------------------------
                                               FOR THE       FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                             SIX MONTHS        YEAR           YEAR           YEAR           YEAR          PERIOD
                                                ENDED         ENDED           ENDED          ENDED          ENDED         ENDED
                                            JUNE 30, 2004   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                             (UNAUDITED)       2003           2002           2001           2000         1999 (a)

NET ASSET VALUE, BEGINNING OF PERIOD         $    9.91      $     7.78     $     9.93     $    11.26     $    10.71     $    10.46
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                          0.08            0.16           0.19           0.23           0.19           0.23
   Net realized and unrealized gain (loss)
     on investments                               0.17            2.38          (1.67)         (0.82)          1.11           0.02
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations             0.25            2.54          (1.48)         (0.59)          1.30           0.25
------------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
   Net investment income                            --          (0.16)         (0.33)         (0.23)         (0.23)             --
   In excess of net investment income               --             --             --             --             --              --
   Realized capital gains                           --          (0.25)         (0.34)         (0.51)         (0.52)             --
------------------------------------------------------------------------------------------------------------------------------------
     Total dividends and distributions              --          (0.41)         (0.67)         (0.74)         (0.75)             --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $   10.16      $     9.91     $     7.78     $     9.93     $    11.26     $    10.71
====================================================================================================================================
Total return                                      2.52%(h)       32.84%        (14.90%)        (5.28%)        12.20%          2.39%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)           $  31,865      $   32,768     $   25,263     $   34,123     $   57,335     $   64,779
Ratios to average net assets:
   Net expenses                                   0.85%(i)        0.85%          0.85%          0.85%          0.85%          0.85%
   Net investment income                          1.53%(i)        1.85%          1.78%          1.13%          1.30%          1.49%
Portfolio turnover                                  60%(i)          58%            69%           149%            88%            65%
------------------------------------------------------------------------------------------------------------------------------------

(a)  The Fund commenced operations on January 1, 1999.

(b) The Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies in 2001 and began amortizing premiums and discounts on debt securities using the daily, effective yield method. The effect of the change for the year ended December 31, 2001, for the Touchstone High Yield Fund was a decrease in net investment income of $.014, an increase in net realized and unrealized gains of $.014 and a decrease in the ratio of net investment income from 9.78% to 9.59%. The periods prior to 1/1/2001 have not been restated to reflect the change in presentation.

(c)  The Fund commenced operations on May 1, 1999.

(d)  The Fund commenced operations on May 1, 2001.

(e)  This Class commenced operations on July 15, 2003.

(f)  Calculated using average shares outstanding throughout the period.

(g)  Less than $0.01 per share.

(h)  Not annualized.

(i)  Annualized.

(j) Absent voluntary fee waivers by the Adviser, the ratio of expenses to average net assets would have been 0.80%.


The accompanying notes are an integral part of the financial statements.

                                                TOUCHSTONE VARIABLE SERIES TRUST

--------------------------------------------------------------------------------

                                                                                 TOUCHSTONE
                                                                                 HIGH YIELD
                                                                                    FUND
                                        --------------------------------------------------------------------------------------------
                                           FOR THE         FOR THE         FOR THE       FOR THE        FOR THE       FOR THE
                                          SIX MONTHS        YEAR            YEAR           YEAR          YEAR          PERIOD
                                            ENDED           ENDED           ENDED          ENDED         ENDED         ENDED
                                        JUNE 30, 2004    DECEMBER 31,    DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                         (UNAUDITED)        2003            2002         2001 (b)         2000        1999 (c)

NET ASSET VALUE, BEGINNING OF PERIOD     $     8.12      $     7.13      $     7.47    $     7.73      $     8.61    $    10.00
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                       0.35            0.72            0.58          0.78(f)         0.82          0.58
   Net realized and unrealized gain (loss)
     on investments                           (0.22)           0.99           (0.37)        (0.25)          (0.88)        (1.39)
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations          0.13            1.71            0.21          0.53           (0.06)        (0.81)
------------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
   Net investment income                         --           (0.72)          (0.55)        (0.78)          (0.82)        (0.58)
   In excess of net investment income            --              --              --         (0.01)             --            --
   Realized capital gains                        --              --              --            --              --            --
------------------------------------------------------------------------------------------------------------------------------------
     Total dividends and distributions           --           (0.72)          (0.55)        (0.79)          (0.82)        (0.58)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $     8.25      $     8.12      $     7.13    $     7.47      $     7.73    $     8.61
====================================================================================================================================
Total return                                   1.60%(h)       23.99%           2.82%         6.93%          (0.70%)       (8.11%)(h)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)       $   37,385      $   45,844      $   32,529    $   18,024      $   15,748    $   14,916
Ratios to average net assets:
   Net expenses                                0.80%(i)        0.74%(j)        0.80%         0.80%           0.80%         0.80%(i)
   Net investment income                       7.29%(i)        8.16%           9.72%         9.59%           9.82%         9.41%(i)
Portfolio turnover                               59%(i)         101%             40%           25%             62%           42%
------------------------------------------------------------------------------------------------------------------------------------


                       TOUCHSTONE                                            TOUCHSTONE
                      MONEY MARKET                                          MONEY MARKET
                      FUND - CLASS I                                       FUND - CLASS SC
----------------------------------------------------------------   -------------------------------
   FOR THE           FOR THE        FOR THE         FOR THE             FOR THE          FOR THE
  SIX MONTHS          YEAR            YEAR           PERIOD           SIX MONTHS          PERIOD
    ENDED             ENDED           ENDED          ENDED               ENDED            ENDED
JUNE 30, 2004      DECEMBER 31,    DECEMBER 31,   DECEMBER 31,       JUNE 30, 2004     DECEMBER 31,
  (UNAUDITED)         2003             2002         2001 (d)           (UNAUDITED)      2003 (e)

  $     1.00        $     1.00     $     1.00     $     1.00       $     1.00        $     1.00
----------------------------------------------------------------------------------------------------

        0.01              0.01           0.02           0.02(f)          0.00(g)           0.00(g)

          --                --             --           0.00(g)            --                --
----------------------------------------------------------------------------------------------------
        0.01              0.01           0.02           0.02             0.00(g)           0.00(g)
----------------------------------------------------------------------------------------------------


       (0.01)            (0.01)         (0.02)         (0.02)           (0.00)(g)        (0.00)(g)
          --                --             --             --               --               --
          --                --             --          (0.00)(g)           --               --
----------------------------------------------------------------------------------------------------
       (0.01)            (0.01)         (0.02)         (0.02)            0.00(g)          0.00(g)
----------------------------------------------------------------------------------------------------
  $     1.00        $     1.00     $     1.00     $     1.00       $     1.00        $     1.00
====================================================================================================
        1.00%(i)          1.01%          1.58%          2.09%(h)         0.73%(i)          0.28%(h)


  $   59,216        $   73,278     $    9,482     $   10,300       $   44,349        $   27,883

        0.28%(i)          0.30%          0.60%          0.60%(i)         0.55%(i)          0.53%(i)
        0.99%(i)          0.91%          1.53%          2.95%(i)         0.73%(i)          0.63%(i)
          NA                NA             NA             NA               NA                NA
----------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

34

TOUCHSTONE VARIABLE SERIES TRUST

--------------------------------------------------------------------------------
Financial Highlights continued

Selected data for a share outstanding:

                                                                                TOUCHSTONE
                                                                               THIRD AVENUE
                                                                                VALUE FUND
                                        --------------------------------------------------------------------------------------
                                            FOR THE      FOR THE      FOR THE     FOR THE     FOR THE     FOR THE     FOR THE
                                          SIX MONTHS   SIX MONTHS       YEAR       YEAR        YEAR        YEAR        YEAR
                                             ENDED        ENDED        ENDED      ENDED        ENDED       ENDED       ENDED
                                        JUNE 30, 2004  DECEMBER 31,   JUNE 30,    JUNE 30,    JUNE 30,    JUNE 30,    JUNE 30,
                                         (UNAUDITED)    2003 (a)        2003       2002        2001        2000        1999

NET ASSET VALUE,BEGINNING OF PERIOD     $  18.71      $  14.65       $  16.08    $  16.79    $  13.97    $  22.06    $  21.02
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)             0.04         (0.00)(b)       0.05        0.02        0.15        0.39        0.33
   Net realized and unrealized gain
     (loss) on investments                  1.83          4.06          (1.17)      (0.61)       4.31       (5.12)       3.22
------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations       1.87          4.06          (1.12)      (0.59)       4.46       (4.73)       3.55
------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
   Net investment income                      --            --          (0.09)      (0.12)      (0.40)      (0.33)      (0.28)
   Realized capital gains                     --            --          (0.22)         --       (1.24)      (3.03)      (2.23)
------------------------------------------------------------------------------------------------------------------------------
     Total dividends and distributions        --            --          (0.31)      (0.12)      (1.64)      (3.36)      (2.51)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,END OF PERIOD           $  20.58      $  18.71       $  14.65    $  16.08    $  16.79    $  13.97    $  22.06
==============================================================================================================================
Total return                                9.99%(c)     27.72%(c)      (6.78%)     (3.45%)     35.66%     (23.88%)     18.09%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)      $ 78,307      $ 71,600       $ 50,499    $ 48,221    $ 35,066    $ 20,994    $ 50,169
Ratios to average net assets:
   Net expenses                             1.05%(d)      1.05%(d)       1.10%       1.08%       1.15%       1.08%       0.96%
   Expenses before voluntary expense
     reimbursement                            NA            NA           1.15%       1.08%       1.21%       1.08%       0.96%
   Net investment income (loss)             0.39%(d)     (0.01%)(d)      0.41%       0.23%       1.15%       1.80%       1.56%
   Income (loss) before voluntary
     expense reimbursement                    NA            NA           0.36%       0.23%       1.09%       1.80%       1.56%
Portfolio turnover                            19%(d)        23%(d)         23%         23%        128%         42%         50%
------------------------------------------------------------------------------------------------------------------------------

(a) Effective August 20, 2003, the Fund changed its fiscal year end to December 31.

(b) Less than $0.01 per share.

(c) Not annualized.

(d) Annualized.


The accompanying notes are an integral part of the financial statements.

                                                TOUCHSTONE VARIABLE SERIES TRUST

--------------------------------------------------------------------------------

                                                                              TOUCHSTONE
                                                                              VALUE PLUS
                                                                                 FUND
                                        -------------------------------------------------------------------------------------
                                           FOR THE         FOR THE        FOR THE      FOR THE       FOR THE        FOR THE
                                          SIX MONTHS        YEAR           YEAR          YEAR          YEAR          YEAR
                                            ENDED           ENDED          ENDED         ENDED         ENDED         ENDED
                                        JUNE 30, 2004    DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                         (UNAUDITED)        2003           2002          2001          2000          1999

NET ASSET VALUE,BEGINNING OF PERIOD       $   9.68       $     7.53     $    10.40    $    10.61    $    11.22    $    10.18
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)               0.04             0.08           0.05          0.04          0.06          0.03
   Net realized and unrealized gain
     (loss) on investments                    0.32             2.15          (2.83)        (0.13)         0.24          1.49
-----------------------------------------------------------------------------------------------------------------------------
     Total from investment operations         0.36             2.23          (2.78)        (0.09)         0.30          1.52
-----------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
   Net investment income                        --            (0.08)         (0.09)           --         (0.06)        (0.03)
   Realized capital gains                       --               --             --         (0.12)        (0.85)        (0.45)
-----------------------------------------------------------------------------------------------------------------------------
     Total dividends and distributions          --            (0.08)         (0.09)        (0.12)        (0.91)        (0.48)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,END OF PERIOD             $  10.04       $     9.68     $     7.53    $    10.40    $    10.61    $    11.22
=============================================================================================================================
Total return                                  3.72%(c)        29.72%        (26.65%)       (0.88%)        2.60%        15.02%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)        $ 19,461       $   19,561     $    5,144    $    7,175    $    6,793    $    7,171
Ratios to average net assets:
   Net expenses                               0.90%(d)         1.15%          1.15%         1.15%         1.15%         1.15%
   Expenses before voluntary expense
     reimbursement                            1.15%(d)           NA             NA            NA            NA            NA
   Net investment income (loss)               0.83%(d)         0.98%          0.59%         0.43%         0.49%         0.26%
   Income (loss) before voluntary
     expense reimbursement                    0.58%(d)           NA             NA            NA            NA            NA
Portfolio turnover                              36%(d)           97%            68%           50%           55%          101%
-----------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

36

TOUCHSTONE VARIABLE SERIES TRUST


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 2004 (Unaudited)

1. Organization and Significant Accounting Policies

Touchstone Variable Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the Act), as an open-end management investment company, and was organized as a Massachusetts business trust on February 7, 1994.The Trust consists of:Touchstone Balanced Fund,Touchstone Baron Small Cap Fund,Touchstone Core Bond Fund,Touchstone Eagle Capital Appreciation Fund,Touchstone Emerging Growth Fund,Touchstone Enhanced Dividend 30 Fund,Touchstone Growth & Income Fund,Touchstone High Yield Fund,Touchstone Money Market Fund,Touchstone Third Avenue Value Fund, and the Touchstone Value Plus Fund (individually a "Fund" and collectively the "Funds").

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. Effective July 15, 2003, Class SC shares commenced operations for the Touchstone Money Market Fund. Shares of beneficial interest of each Fund are available as a funding vehicle for the separate accounts of life insurance companies issuing variable annuity and variable life insurance policies. As of June 30, 2004, outstanding shares were issued to separate accounts of Western-Southern Life Assurance Company, Integrity Life Insurance Company, National Integrity Life Insurance Company and Columbus Life Insurance Company, which are all part of the Western & Southern Financial Group (Western-Southern), and 100% of the outstanding shares of the Trust were collectively owned by affiliates of Western-Southern and certain supplemental executive retirement plans sponsored by Western-Southern and its affiliates.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATION. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith under consistently applied procedures in accordance with procedures established by the Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Under the amortized cost valuation method, the discount or premium is amortized on a constant basis to the maturity of the security.

                                                TOUCHSTONE VARIABLE SERIES TRUST

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FOREIGN CURRENCY VALUE TRANSLATION. The accounting records of the Funds are maintained in U.S. dollars.The market value of investment securities, other assets and liabilities and forward currency contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Trust is informed of the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured.

FUTURES CONTRACTS. Certain Funds may enter into futures contracts to protect against adverse movement in the price of securities in the Portfolio or to enhance investment performance. When entering into a futures contract, changes in the market price of the contracts are recognized as unrealized gains or losses by marking each contract to market at the end of each trading day through a variation margin account. When a futures contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of June 30, 2004, there were no futures contracts held in the Funds.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The Funds bear the market risk that arises from any changes in contract values.

PORTFOLIO SECURITIES LOANED. As of June 30, 2004, the Touchstone Balanced Fund, Touchstone Baron Small Cap Fund,Touchstone Emerging Growth Fund, Touchstone High Yield Fund, and the Touchstone Value Plus Fund loaned common stocks having a fair value of $42,754, $1,534,745, $2,633,032, $1,489,286, and $323,299 and
received cash collateral of $43,555, $1,571,100, $2,693,050, $1,533,318, and
$336,585 for the loans, respectively. All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Fund in the applicable custody account or other account established for the purpose of holding collateral.

The Funds receive compensation in the form of fees, or they retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned.The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

DIVIDENDS AND DISTRIBUTIONS. Income dividends to shareholders for all Funds in the Trust, except the Touchstone Money Market Fund, are declared and paid by each Fund annually. The Touchstone Money Market Fund will declare dividends

38

TOUCHSTONE VARIABLE SERIES TRUST

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Notes to Financial Statements continued

daily and pay dividends monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations.

FEDERAL INCOME TAX. It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income tax has been made.

WRITTEN OPTIONS. Each Fund may enter into written option agreements.The premium received for a written option is recorded as an asset with an equivalent liability.The liability is marked-to-market based on the option's quoted daily settlement price.When an option expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the Fund purchased.

FORWARD FOREIGN CURRENCY AND SPOT CONTRACTS. Each Fund may enter into forward foreign currency and spot contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward foreign currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Board of Trustees of the Trust and the change in the market value is recorded by the Funds as unrealized appreciation or depreciation of forward foreign currency contracts. As of June 30, 2004, the following Funds had the following open forward foreign currency and spot contracts:

                                                                    Unrealized
                            Contracts To   In Exchange             Appreciation/
Fund Name      Maturity   Deliver/Receive      For        Value   (Depreciation)

Touchstone
Balanced
Fund Sales     08/19/04     GBP 117,800      $206,386    $212,699    $ (6,313)
--------------------------------------------------------------------------------
  GBP -- Great Britain Pound


REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian or another qualified custodian takes possession of the underlying collateral securities. Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost that, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

DOLLAR ROLL TRANSACTIONS. The Touchstone Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in

                                                TOUCHSTONE VARIABLE SERIES TRUST

--------------------------------------------------------------------------------

the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date.The securities repurchased will bear the same interest or yield as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver the securities when the Fund seeks to repurchase them.The potential loss is limited, however, to the excess of the market price gain over the cash proceeds from the sale.

SECURITIES TRANSACTIONS. Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

ALLOCATIONS. Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

2. Risks Associated with Foreign Investments

Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

3. Transactions with Affiliates

INVESTMENT ADVISOR. The President and certain other officers of the Trust are also officers of Touchstone Advisors, Inc. (the Advisor), the Trust's investment advisor, Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, or Integrated Fund Services, Inc. (Integrated), the Trust's administrator, transfer agent and accounting services agent. The Advisor, the Underwriter and Integrated are each wholly-owned, indirect subsidiaries of The Western and Southern Life Insurance Company.

40

TOUCHSTONE VARIABLE SERIES TRUST

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Notes to Financial Statements continued

Under the terms of the investment advisory agreement, each Fund pays an investment advisory fee that is computed daily and paid monthly. For the six months ended June 30, 2004, each Fund incurred investment advisory fees equal on an annual basis to the following percentages of the daily net assets of the
Fund:

                                                            Touchstone                      Touchstone
         Touchstone      Touchstone       Touchstone       Eagle Capital      Touchstone     Enhanced
          Balanced       Baron Small       Core Bond       Appreciation        Emerging    Dividend 30
            Fund          Cap Fund           Fund              Fund          Growth Fund       Fund
Rate       0.80%            1.05%            0.55%             0.75%            0.80%          0.65%
------------------------------------------------------------------------------------------------------
         Touchstone      Touchstone       Touchstone        Touchstone        Touchstone
          Growth &       High Yield      Money Market      Third Avenue       Value Plus
        Income Fund         Fund             Fund           Value Fund           Fund
Rate       0.80%            0.50%            0.18%             0.80%            0.75%
------------------------------------------------------------------------------------------------------

Subject to review and approval by the Board of Trustees, the Advisor has entered into certain sub-advisory agreements for the investment advisory services in connection with the management of each of the Funds.The Advisor (not the Fund) pays each sub-advisor a fee that is computed daily and paid monthly based on average daily net assets, for services provided. At June 30, 2004, the following sub-advisory agreements are in place:

TOUCHSTONE BALANCED FUND              OpCap Advisors, Inc.

TOUCHSTONE BARON SMALL                BAMCO, Inc.
CAP FUND

TOUCHSTONE CORE BOND FUND             Fort Washington Investment Advisors, Inc.

TOUCHSTONE EAGLE CAPITAL              Eagle Asset Management, Inc.
APPRECIATION FUND

TOUCHSTONE EMERGING                   TCW Investment Management Company and
GROWTH FUND                           Westfield Capital Management Company, Inc.

TOUCHSTONE ENHANCED                   Todd Investment Advisors, Inc.
DIVIDEND 30 FUND

TOUCHSTONE GROWTH &                   Deutsche Investment Management
INCOME FUND                           Americas Inc.

TOUCHSTONE HIGH YIELD FUND            Fort Washington Investment Advisors, Inc.

TOUCHSTONE MONEY MARKET FUND          Fort Washington Investment Advisors, Inc.

TOUCHSTONE THIRD AVENUE               Third Avenue Management LLC
VALUE FUND

TOUCHSTONE VALUE PLUS FUND            Fort Washington Investment Advisors, Inc.

Fort Washington Investment Advisors, Inc., and Todd Investment Advisors, Inc. are affiliates of the Advisor and of Western-Southern.

SPONSOR. The Trust, on behalf of each Fund, has entered into a Sponsor Agreement with the Advisor.The Advisor provides oversight of the various service providers to the Trust, including the Trust's administrator, custodian and transfer agent. The Advisor receives a fee from each Fund equal on an annual basis to 0.20% of the average daily net assets of that Fund. The Advisor has waived all fees under the Sponsor Agreement through June 30, 2004 on all Funds except as follows:

                                                TOUCHSTONE VARIABLE SERIES TRUST

--------------------------------------------------------------------------------

             Fund                                         Sponser Fees
             ---------------------------------------------------------
             Baron Small Cap Fund                           $ 14,509
             Core Bond Fund                                 $  1,905
             Eagle Capital Appreciation Fund                $  8,688
             Emerging Growth Fund                           $ 26,967
             High Yield Fund                                $ 23,336
             Money Market Fund                              $  1,081
             Third Avenue Value Fund                        $ 32,448
             Value Plus Fund                                $  3,740

The Sponsor Agreement may be terminated by the Sponsor or by the Trust on not less than 30 days prior written notice. See Note 5 for further information regarding the Sponsor Agreement.

ADMINISTRATION, ACCOUNTING SERVICES AND TRANSFER AGENCY AGREEMENT. Under the terms of the Administration,Accounting Services and Transfer Agency Agreement between the Trust and Integrated, a subsidiary of Western-Southern, supplies non-investment related administrative and compliance services for the Funds. Integrated supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. Integrated calculates the daily net asset value per share and maintains the financial books and records. Integrated performs transfer agent and other shareholder services for the Trust. For these services, Integrated receives a monthly fee from each Fund based on average daily net assets, subject to a minimum monthly fee. In addition, each Fund pays Integrated certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT. The Underwriter acts as exclusive agent for the distribution of the Funds' shares. The Underwriter receives no compensation under this agreement.

PLAN OF DISTRIBUTION. The Trust has a Plan of Distribution (Class SC Plan) under which shares of the Touchstone Money Market Class SC may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares.The annual limitation for payment of such expenses under the Class SC Plan is 0.25% of average daily net assets attributable to such shares.

4. Capital Share Transactions

Capital share transactions for the Touchstone Money Market Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statement of Changes in Net Assets are the result of the following capital share transactions for the periods shown.

42

TOUCHSTONE VARIABLE SERIES TRUST

--------------------------------------------------------------------------------
Notes to Financial Statements continued

                                             Touchstone Balanced                       Touchstone Baron
                                                    Fund                                Small Cap Fund

                                             For the       For the          For the        For the        For the
                                            Six Months       Year          Six Months     Six Months        Year
                                              Ended          Ended           Ended          Ended          Ended
                                          June 30, 2004   December 31,   June 30, 2004   December 31,     June 30,
                                           (unaudited)       2003         (unaudited)       2003            2003

Shares issued                                  236,701      394,482          306,416       371,345        597,276
Shares reinvested                                   --       10,671               --            --             --
Shares redeemed                               (156,250)    (507,045)        (256,449)     (216,628)      (591,765)
                                          ------------------------------------------------------------------------
Net increase (decrease) in
   shares outstanding                           80,451     (101,892)          49,967       154,717          5,511
Shares outstanding, beginning of period      1,799,485    1,901,377        1,116,490       961,773        956,262
                                          ------------------------------------------------------------------------
Shares outstanding, end of period            1,879,936    1,799,485        1,166,457     1,116,490        961,773


                                               Touchstone Core                     Touchstone Eagle Capital
                                                  Bond Fund                            Appreciation Fund

                                             For the       For the          For the        For the        For the
                                            Six Months       Year          Six Months     Six Months        Year
                                              Ended          Ended           Ended          Ended          Ended
                                          June 30, 2004   December 31,   June 30, 2004   December 31,     June 30,
                                           (unaudited)       2003         (unaudited)       2003            2003

Shares issued                                  590,745    2,195,225          130,879       275,138        331,640
Proceeds from shares issued in connection
   with acquisitions (Note 8)                       --           --               --            --      1,279,171
Shares reinvested                                   --      156,858               --         3,153             --
Shares redeemed                               (797,152)  (2,271,679)        (276,163)     (231,958)      (762,045)
                                          ------------------------------------------------------------------------
Net increase (decrease) in
   shares outstanding                         (206,407)      80,404         (145,284)       46,333        848,766
Shares outstanding, beginning of period      4,178,477    4,098,073        2,956,939     2,910,606      2,061,840
                                          ------------------------------------------------------------------------
Shares outstanding, end of period            3,972,070    4,178,477        2,811,655     2,956,939      2,910,606


                                             Touchstone Emerging              Touchstone Enhanced
                                                 Growth Fund                    Dividend 30 Fund

                                             For the       For the          For the        For the
                                            Six Months       Year          Six Months       Year
                                              Ended          Ended           Ended          Ended
                                          June 30, 2004   December 31,   June 30, 2004   December 31,
                                           (unaudited)       2003         (unaudited)       2003

Shares issued                                  236,045      335,784          158,650       329,737
Proceeds from shares issued in connection
   with acquisitions (Note 8)                       --           --               --     2,022,825
Shares reinvested                                   --       15,917               --        18,245
Shares redeemed                               (242,406)    (329,297)        (473,588)      (78,694)
                                          ---------------------------------------------------------
Net increase (decrease) in
   shares outstanding                           (6,361)      22,404         (314,938)    2,292,113
Shares outstanding, beginning of period      1,911,262    1,888,858        3,401,595     1,109,482
                                          ---------------------------------------------------------
Shares outstanding, end of period            1,904,901    1,911,262        3,086,657     3,401,595


                                              Touchstone Growth                 Touchstone High
                                               & Income Fund                      Yield Fund

                                             For the       For the          For the        For the
                                            Six Months       Year          Six Months       Year
                                              Ended          Ended           Ended          Ended
                                          June 30, 2004   December 31,   June 30, 2004   December 31,
                                           (unaudited)       2003         (unaudited)       2003

Shares issued                                  181,348      584,887        1,982,174     6,407,273
Shares reinvested                                   --      135,340               --       459,919
Shares redeemed                               (350,612)    (663,508)      (3,092,218)   (5,787,830)
                                          ---------------------------------------------------------
Net increase (decrease) in shares
   outstanding                                (169,264)      56,719       (1,110,044)    1,079,362
Shares outstanding, beginning of period      3,305,376    3,248,657        5,644,230     4,564,868
                                          ---------------------------------------------------------
Shares outstanding, end of period            3,136,112    3,305,376        4,534,186     5,644,230

                                                TOUCHSTONE VARIABLE SERIES TRUST

--------------------------------------------------------------------------------

                                                            Touchstone Third                      Touchstone Value
                                                            Avenue Value Fund                         Plus Fund

                                                  For the        For the        For the        For the        For the
                                                 Six Months     Six Months        Year        Six Months       Year
                                                   Ended          Ended          Ended          Ended          Ended
                                               June 30, 2004   December 31,     June 30,    June 30, 2004   December 31,
                                                (unaudited)       2003            2003       (unaudited)       2003

Shares issued                                      420,974       628,439         696,191        187,640       385,826
Proceeds from shares issued in connection
   with acquisitions (Note 8)                           --            --         574,921             --     1,285,139
Shares reinvested                                       --            --          66,393             --        14,556
Shares redeemed                                   (442,421)     (249,033)       (889,272)      (271,117)     (347,332)
                                               ------------------------------------------------------------------------
Net increase (decrease) in shares outstanding      (21,447)      379,406         448,233        (83,477)    1,338,189
Shares outstanding, beginning of period          3,826,704     3,447,298       2,999,065      2,021,755       683,566
                                               ------------------------------------------------------------------------
Shares outstanding, end of period                3,805,257     3,826,704       3,447,298      1,938,278     2,021,755

5. Expense Reimbursements

The Advisor has contractually agreed to waive its fees under the Sponsor Agreement or reimburse certain other fees and expenses of each Fund, such that after such waivers and reimbursements, the aggregate operating expenses of each Fund do not exceed that Fund's expense cap (the Expense Cap). For this purpose, operating expenses are exclusive of interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses. Each Fund's Expense Cap, as calculated on an annual basis, and as a percentage of average daily net assets of the Fund, is listed below. Also listed are the amounts of fees waived by the Advisor under the Sponsor Agreement and the amounts waived by the Advisor to each Fund for the six months ended June 30, 2004:

                                          Touchstone                     Touchstone     Touchstone    Touchstone
                           Touchstone        Baron       Touchstone     Eagle Capital    Emerging      Enhanced
                            Balanced      Small Cap      Core Bond      Appreciation      Growth      Dividend 30
                              Fund           Fund           Fund            Fund           Fund          Fund

Expense limit                  0.90%         1.65%           0.75%           1.05%          1.15%         0.75%
Sponsor fees waived         $ 28,085       $ 3,470        $ 40,016        $ 24,779       $ 12,656      $ 29,022
Advisory fees waived        $ 23,046       $    --        $    168        $    502       $     --      $ 19,190

                           Touchstone                    Touchstone      Touchstone      Touchstone
                            Growth &      Touchstone    Money Market -  Money Market -  Third Avenue   Touchstone
                             Income       High Yield      Class I         Class SC         Value       Value Plus
                              Fund           Fund           Fund            Fund           Fund           Fund

Expense limit                  0.85%         0.80%           0.28%           0.54%          1.05%         1.15%
Sponsor fees waived         $ 32,674      $ 19,747        $ 64,245        $ 37,159       $ 42,967      $ 15,844
Advisory fees waived        $ 25,572      $     --        $ 15,041        $  5,120       $     --      $     --
----------------------------------------------------------------------------------------------------------------

44

TOUCHSTONE VARIABLE SERIES TRUST

--------------------------------------------------------------------------------
Notes to Financial Statements continued

6. Purchases and Sales of Investment Securities

Investment transactions (excluding purchases and sales of U.S. government obligations, U.S. government agency obligations and short-term investments) for the six months ended June 30, 2004 were as follows:

                                             Touchstone                    Touchstone     Touchstone
                              Touchstone        Baron       Touchstone    Eagle Capital    Emerging
                               Balanced      Small Cap      Core Bond     Appreciation      Growth
                                 Fund           Fund           Fund           Fund           Fund

Cost of Purchases            $ 12,857,993   $  2,857,893   $ 30,196,591   $ 6,676,320    $ 33,295,777
Proceeds from Sales          $ 10,118,657   $  2,210,499   $ 35,451,871   $ 9,083,547    $ 33,000,983
-----------------------------------------------------------------------------------------------------

                              Touchstone     Touchstone                   Touchstone
                               Enhanced       Growth &      Touchstone   Third Avenue     Touchstone
                              Dividend 30      Income       High Yield       Value        Value Plus
                                 Fund           Fund           Fund          Fund            Fund

Cost of Purchases            $  8,141,564   $  9,404,340   $ 11,797,663  $  8,981,422    $  3,430,596
Proceeds from Sales          $ 10,195,373   $ 10,171,210   $ 18,455,263  $  6,393,214    $  3,776,035
-----------------------------------------------------------------------------------------------------

7. Federal Tax Information

The tax character of distributions paid for the periods ended December 31, 2003 and 2002 was as follows:

                                                                                                                Touchstone
                                      Touchstone               Touchstone              Touchstone              Eagle Capital
                                       Balanced             Baron Small Cap            Core Bond               Appreciation
                                         Fund                     Fund                    Fund                      Fund
--------------------------------------------------------------------------------------------------------------------------------
                                   2003         2002        2003        2002       2003          2002       2003          2002
From ordinary income            $ 160,175    $ 501,916   $     --     $    --   $1,598,387   $3,644,239  $       --  $       --
From long-term capital gains           --        2,312         --          --                        --          --          --
--------------------------------------------------------------------------------------------------------------------------------
                                $ 160,175    $ 504,228   $     --     $    --   $1,598,387   $3,644,239  $       --  $       --
================================================================================================================================

                                      Touchstone              Touchstone              Touchstone                Touchstone
                                       Emerging                Enhanced                Growth &                    High
                                        Growth                Dividend 30               Income                    Yield
                                         Fund                    Fund                    Fund                      Fund
--------------------------------------------------------------------------------------------------------------------------------
                                   2003         2002        2003        2002       2003          2002       2003          2002
From ordinary income            $      --   $  596,674   $158,572    $104,398   $1,116,084   $1,021,323  $3,734,538  $2,330,508
From long-term capital gains    $ 305,459      581,787         --          --      197,429    1,022,242          --          --
--------------------------------------------------------------------------------------------------------------------------------
                                $ 305,459   $1,178,461   $158,572    $104,398   $1,313,513   $2,043,565  $3,734,538  $2,330,508
================================================================================================================================

                                       Touchstone             Touchstone                Touchstone
                                          Money              Third Avenue                  Value
                                         Market                 Value                      Plus
                                          Fund                  Fund                       Fund
--------------------------------------------------------------------------------------------------------------------------------
                                   2003         2002       2003        2002         2003          2002
From ordinary income            $ 584,668    $ 169,881   $ 53,215    $     --    $ 136,703     $ 64,080
From long-term capital gains           --           --         --          --           --        1,861
--------------------------------------------------------------------------------------------------------------------------------
                                $ 584,668    $ 169,881   $ 53,215    $     --    $ 136,703     $ 65,941
================================================================================================================================

                                                TOUCHSTONE VARIABLE SERIES TRUST

--------------------------------------------------------------------------------


The following information is computed on a tax basis for each item as of December 31, 2003:

                                                                                Touchstone        Touchstone        Touchstone
                                            Touchstone        Touchstone           Core          Eagle Capital       Emerging
                                             Balanced       Baron Small Cap        Bond          Appreciation         Growth
                                               Fund              Fund              Fund              Fund              Fund
Cost of portfolio
   investments                             $ 22,689,758      $ 11,440,134      $ 43,831,899      $ 30,281,350      $ 27,072,235
================================================================================================================================
Gross unrealized
   appreciation                               3,712,651         4,648,324           605,644         2,926,261         9,199,645
Gross unrealized
   depreciation                                 (14,174)         (224,735)         (115,432)         (295,579)         (492,695)
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized
   appreciation                               3,698,477         4,423,589           490,212         2,630,682         8,706,950
Capital loss carryforward                      (971,810)       (1,289,317)         (229,060)      (12,281,567)               --
Post-October losses                             (11,595)               --            (1,427)               --                --
Undistributed
   ordinary income                               87,954                --                 2            30,233           764,305
Undistributed
   long-term gains                                   --                --                --                --         1,342,515
================================================================================================================================
Accumulated earnings
   (deficit)                               $  2,803,026      $  3,134,272      $    259,727      $ (9,620,652)     $ 10,813,770
================================================================================================================================

                          Touchstone        Touchstone                          Touchstone        Touchstone
                           Enhanced          Growth &         Touchstone          Money          Third Avenue      Touchstone
                         Dividend 30          Income          High Yield          Market             Value         Value Plus
                             Fund              Fund              Fund              Fund              Fund             Fund
Cost of portfolio
   investments          $  28,404,379     $  28,048,034     $  42,131,916     $ 103,629,555     $  49,126,611     $  16,467,417
================================================================================================================================
Gross unrealized
   appreciation             1,769,541         4,544,926         3,252,590                --        13,980,833         3,057,159
Gross unrealized
   depreciation              (863,533)       (1,037,941)         (419,304)               --        (1,902,048)         (507,499)
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized
   appreciation               906,008         3,506,985         2,833,286                --        12,078,785         2,549,660
Capital loss
   carryforward            (1,458,151)         (411,205)       (3,328,784)         (442,671)       (6,164,117)       (7,966,530)
Post-October
   losses                    (109,517)               --                --                --          (156,355)          (43,561)
Undistributed
   ordinary income                  3                --                22                --                --                 2
================================================================================================================================
Accumulated earnings
   (deficit)            $    (661,657)    $   3,095,780     $    (495,476)    $    (442,671)    $   5,758,313     $  (5,460,429)
================================================================================================================================

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales.

46

TOUCHSTONE VARIABLE SERIES TRUST

--------------------------------------------------------------------------------
Notes to Financial Statements continued

The capital loss carryforwards as of December 31, 2003 in the table above expire as follows:

                                                 Amount       Expiration Date

Touchstone Balanced Fund                      $   971,810    December 31, 2010

Touchstone Baron Small Cap Fund*              $    88,373    December 31, 2006
                                                   40,171    December 31, 2007
                                                   39,274    December 31, 2009
                                                  728,991    December 31, 2010
                                                  392,508    December 31, 2011

Touchstone Core Bond Fund                     $   229,038    December 31, 2008
                                                       22    December 31, 2011

Touchstone Eagle Capital Appreciation Fund*   $   102,386    December 31, 2008
                                                2,765,060    December 31, 2009
                                                9,414,121    December 31, 2010

Touchstone Enhanced Dividend 30 Fund          $   210,997    December 31, 2007
                                                  117,855    December 31, 2008
                                                  220,188    December 31, 2009
                                                  448,962    December 31, 2010
                                                  460,149    December 31, 2011

Touchstone Growth & Income Fund               $   411,205    December 31, 2011

Touchstone High Yield Fund                    $   357,539    December 31, 2007
                                                1,305,003    December 31, 2008
                                                    6,124    December 31, 2009
                                                  283,470    December 31, 2010
                                                1,376,648    December 31, 2011

Touchstone Money Market Fund*                 $    35,009    December 31, 2006
                                                   58,431    December 31, 2007
                                                  104,616    December 31, 2008
                                                  244,587    December 31, 2009
                                                       28    December 31, 2010
                                                  459,372    December 31, 2011

Touchstone Third Avenue Value Fund*           $   610,865    December 31, 2009
                                                3,361,574    December 31, 2010
                                                2,191,678    December 31, 2011

Touchstone Value Plus Fund*                   $   740,152    December 31, 2009
                                                3,973,380    December 31, 2010
                                                3,252,998    December 31, 2011

The capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

* A portion of these capital losses may be limited under tax regulations.

                                                TOUCHSTONE VARIABLE SERIES TRUST

--------------------------------------------------------------------------------

From November 1, 2003 to December 31, 2003, the following Funds incurred the following net losses. The Funds intend to elect to defer these losses and treat them as arising on January 1, 2004:

                                             Amount
Balanced Fund                               $ 11,595
Core Bond Fund                                 1,427
Enhanced Dividend 30 Fund                    109,517
Third Avenue Value Fund                      156,355
Value Plus Fund                               43,561

8. Acquisitions

TOUCHSTONE BARON SMALL CAP FUND

On April 18, 2003, a Special Meeting of Shareholders of the Baron Small Cap Portfolio, a series of The Legends Fund, Inc., was held to approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the Baron Small Cap Portfolio by Touchstone Baron Small Cap Fund, a new series of Touchstone Variable Series Trust, (the Trust), in exchange for shares of Touchstone Baron Small Cap Fund.

The merger was completed as of April 28, 2003. Upon completion of the merger, Baron Small Cap Portfolio became the accounting survivor, while the Touchstone Baron Small Cap Fund remained as the legal and tax survivor.

The following is a summary of shares outstanding, net assets, net asset value per share, unrealized appreciation and accumulated net realized losses immediately before and after the reorganization:

                                           Before                    After
                                       Reorganization           Reorganization
--------------------------------------------------------------------------------
                                    Baron        Touchstone       Touchstone
                                  Small Cap      Baron Small      Baron Small
                                  Portfolio       Cap Fund         Cap Fund

Shares                              944,565          --              944,565
--------------------------------------------------------------------------------
Net Assets                      $10,321,670          --          $10,321,670
--------------------------------------------------------------------------------
Net Asset Value                 $     10.93          --          $     10.93
--------------------------------------------------------------------------------
Unrealized Appreciation         $   840,837          --          $   840,837
--------------------------------------------------------------------------------
Accumulated Net
   Realized Losses              $(1,270,696)         --          $(1,270,696)
--------------------------------------------------------------------------------

48

TOUCHSTONE VARIABLE SERIES TRUST

--------------------------------------------------------------------------------
Notes to Financial Statements continued

TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND
(FORMERLY THE TOUCHSTONE LARGE CAP GROWTH FUND)

On April 18, 2003, a Special Meeting of Shareholders of the Harris Bretall Sullivan & Smith Equity Growth Portfolio, a series of The Legends Fund, Inc., was held to approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of Harris Bretall Sullivan & Smith Equity Growth Portfolio by Touchstone Large Cap Growth Fund, a series of the Trust, in exchange for shares of Touchstone Large Cap Growth Fund.

On April 18, 2003, a Special Meeting of Shareholders of the Touchstone Growth/Value Fund, a series of the Trust, was held to approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of Touchstone Growth/Value Fund by Touchstone Large Cap Growth Fund, in exchange for shares of Touchstone Large Cap Growth Fund.

The Plan of Reorganization was approved as follows:

                                               Number of Shares
----------------------------------------------------------------------------
                                    For             Against          Abstain

Touchstone Growth/Value           339,012            3,368            2,653
----------------------------------------------------------------------------

The two mergers were completed as of April 28, 2003. Upon completion of the mergers, Harris Bretall Sullivan & Smith Equity Growth Portfolio became the accounting survivor, while the Touchstone Large Cap Growth Fund remained as the legal and tax survivor.

The following is a summary of shares outstanding, net assets, net asset value per share, unrealized appreciation (depreciation) and accumulated net realized losses immediately before and after the reorganization:

                                                     Before                   After
                                                 Reorganization           Reorganization
-------------------------------------------------------------------------------------------------
                               Harris Bretall
                              Sullivan & Smith     Touchstone       Touchstone       Touchstone
                               Equity Growth      Growth/Value      Large Cap         Large Cap
                                 Portfolio            Fund         Growth Fund       Growth Fund

Shares                             1,637,635          710,305        1,209,810         2,916,806
-------------------------------------------------------------------------------------------------
Net Assets                     $  14,923,975     $  4,203,845     $  7,449,402     $  26,577,222
-------------------------------------------------------------------------------------------------
Net Asset Value                $        9.11     $       5.92     $       6.16     $         9.11
-------------------------------------------------------------------------------------------------
Unrealized Appreciation
   (Depreciation)              $     864,013     $ (1,255,113)    $   (444,774)    $    (835,874)
-------------------------------------------------------------------------------------------------
Accumulated Net
   Realized Losses             $ (10,945,794)    $ (1,467,838)    $ (3,297,891)    $ (15,711,523)
-------------------------------------------------------------------------------------------------

TOUCHSTONE MONEY MARKET FUND

On April 18, 2003, a Special Meeting of Shareholders of the Touchstone Standby Income Fund (Touchstone Standby Income), a series of the Trust, was held to approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of Touchstone Standby Income by Touchstone Money Market Fund - Class I (Touchstone Money Market - Class I), a series of the Trust, in exchange for shares of Touchstone Money Market - Class I.

The Agreement and Plan of Reorganization was approved as follows:

                                              Number of Shares
----------------------------------------------------------------------------
                                     For          Against          Abstain

Touchstone Standby Income         1,310,351       48,779           99,074
----------------------------------------------------------------------------

The merger was completed on April 28, 2003. Upon completion of the merger,

                                                TOUCHSTONE VARIABLE SERIES TRUST

--------------------------------------------------------------------------------

Touchstone Money Market - Class I became the accounting, performance, legal and tax survivor.

The following is a summary of shares outstanding, net assets, net asset value per share, unrealized appreciation and accumulated net realized losses immediately before and after the reorganization:

                                        Before                     After
                                    Reorganization            Reorganization
----------------------------------------------------------------------------
                             Touchstone       Touchstone        Touchstone
                           Standby Income    Money Market      Money Market

Shares                         1,437,304        8,172,267        22,315,199
----------------------------------------------------------------------------
Net Assets                  $ 14,146,146     $  8,172,261      $ 23,318,407
----------------------------------------------------------------------------
Net Asset Value             $       9.84     $       1.00      $       1.00
----------------------------------------------------------------------------
Accumulated Net Realized
   Losses                   $   (465,945)    $        (28)     $   (465,973)
----------------------------------------------------------------------------

TOUCHSTONE THIRD AVENUE VALUE FUND

On April 18, 2003, a Special Meeting of Shareholders of the Third Avenue Value Portfolio, a series of The Legends Funds, Inc., was held to approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of Third Avenue Value Portfolio by Touchstone Small Cap Value Fund, a series of the Trust, in exchange for shares of Touchstone Small Cap Value Fund.

On April 18, 2003, a Special Meeting of Shareholders of the Touchstone Small Cap Value Fund was held to approve or disapprove a change to the investment restriction of Touchstone Small Cap Value Fund concerning changing from a "diversified" fund to a "non-diversified" fund.

The investment restriction proposal was approved as follows:

                                                Number of Shares
----------------------------------------------------------------------------
                                       For          Against         Abstain

Touchstone Small Cap Value          1,499,146        15,469         24,765
----------------------------------------------------------------------------

The merger was completed as of April 28, 2003. Upon completion of the merger, Third Avenue Value Portfolio became the accounting survivor, while the Touchstone Small Cap Value Fund remained as the legal and tax survivor. The Touchstone Small Cap Value Fund was subsequently renamed Touchstone Third Avenue Value Fund.

The following is a summary of shares outstanding, net assets, net asset value per share, unrealized depreciation and accumulated net realized losses immediately before and after the reorganization:

                                        Before                     After
                                    Reorganization            Reorganization
----------------------------------------------------------------------------
                            Third Avenue      Touchstone        Touchstone
                               Value          Small Cap        Third Avenue
                             Portfolio        Value Fund        Value Fund

Shares                         2,808,933        1,493,028         3,383,854
----------------------------------------------------------------------------
Net Assets                  $ 36,888,158     $  7,548,716      $ 44,436,874
----------------------------------------------------------------------------
Net Asset Value             $      13.13     $       5.06      $      13.13
----------------------------------------------------------------------------
Unrealized Depreciation     $ (7,060,433)    $ (1,344,323)     $ (8,404,756)
----------------------------------------------------------------------------
Accumulated Net
   Realized Losses          $ (1,035,869)    $ (4,468,643)     $ (5,504,512)
----------------------------------------------------------------------------

50

TOUCHSTONE VARIABLE SERIES TRUST

--------------------------------------------------------------------------------
Notes to Financial Statements continued

TOUCHSTONE VALUE PLUS FUND

On April 18, 2003, a Special Meeting of Shareholders of the Gabelli Large Cap Value Portfolio (Legends Large Cap Value), a series of The Legends Funds, Inc., was held to approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of Legends Large Cap Value by Touchstone Value Plus Fund (Touchstone Value Plus), a series of the Trust, in exchange for shares of Touchstone Value Plus.

The merger was completed on April 28, 2003. Upon completion of the merger, Touchstone Value Plus became the accounting, performance, legal and tax survivor.

The following is a summary of shares outstanding, net assets, net asset value per share, unrealized depreciation and accumulated net realized losses immediately before and after the reorganization:

                                           Before                     After
                                       Reorganization            Reorganization
-------------------------------------------------------------------------------
                                  Legends        Touchstone        Touchstone
                              Large Cap Value    Value Plus        Value Plus
Shares                         $  1,888,282     $    745,672     $  2,030,811
-------------------------------------------------------------------------------
Net Assets                     $  9,856,975     $  5,717,563     $ 15,574,538
-------------------------------------------------------------------------------
Net Asset Value                $       5.22     $       7.67     $       7.67
-------------------------------------------------------------------------------
Unrealized Depreciation        $ (2,163,731)    $   (588,947)    $ (2,752,678)
-------------------------------------------------------------------------------
Accumulated Net
   Realized Losses             $ (5,583,132)    $ (1,190,639)    $ (6,773,771)
-------------------------------------------------------------------------------

Each of the mergers discussed above qualified as a tax-free exchange for federal income tax purposes.

TOUCHSTONE ENHANCED DIVIDEND 30 FUND

A Special Meeting of Shareholders of the Touchstone Enhanced Dividend 30 Fund was held on November 14, 2003 to approve or disapprove a proposal to change the investment restriction of the Touchstone Enhanced Dividend 30 Fund to allow the Fund to change from a diversified to a non-diversified Fund.The proposal was approved as follows:

                                Number of Shares
                     ------------------------------------
                        For          Against      Abstain
                     ---------       -------      -------
                     1,104,118       11,683       57,855

On December 12, 2003, the Touchstone Enhanced Dividend 30 Fund acquired the assets and liabilities of the Separate Account 10.

The following is a summary of shares outstanding, net assets, net asset value per share, unrealized appreciation (depreciation) and accumulated net realized gains (losses) immediately before and after the acquisition:

                                                                   Before                                                After
                                                                Acquisition                                           Acquisition
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Touchstone        Touchstone
                               Separate         Separate          Separate          Separate          Enhanced          Enhanced
                              Account 10       Account 10        Account 10        Account 10         Dividend          Dividend
                                March             June           September          December           30 Fund          30 Fund
-----------------------------------------------------------------------------------------------------------------------------------
Shares                            339,632          335,241           422,574           471,040         1,381,366         3,404,191
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets                   $  3,933,685     $  3,604,044      $  4,871,335      $  4,946,778      $ 11,847,561      $ 29,203,403
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value              $      11.58     $      10.75      $      11.53      $      10.50      $       8.58      $       8.58
-----------------------------------------------------------------------------------------------------------------------------------
Unrealized Appreciation
  (Depreciation)             $    163,213     $   (223,513)     $    415,366      $    (15,817)     $   (361,162)     $   (361,162)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulated Net
  Realized Gains (Losses)    $     12,758     $   (485,275)     $   (116,342)     $   (407,410)     $ (1,375,945)     $ (1,375,945)
-----------------------------------------------------------------------------------------------------------------------------------

                                                TOUCHSTONE VARIABLE SERIES TRUST

--------------------------------------------------------------------------------

9. Commitments and Contingencies

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

10. Commission Recapture

Included in the Statements of Operations under the caption "Fees from Commission Recapture" are amounts received by the Funds from certain brokers to whom brokerage transactions have been directed.

11. Proxy Voting

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge upon request by calling toll free 1-800-543-0407 or on the Securities and Exchange Commission's website @http:/www.sec.gov.

12. Subsequent Events

Effective July 19, 2004, the Trust commenced operations of four exchange traded funds:

                        Touchstone Conservative ETF Fund
                        Touchstone Moderate ETF Fund
                        Touchstone Aggressive ETF Fund
                        Touchstone Enhanced ETF Fund

                      THIS PAGE INTENTIONALLY LEFT BLANK.

ITEM 2.  CODE OF ETHICS.

Not required in semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED COMPANIES.

Not applicable and not required in semiannual report filings.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Semiannual Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not have procedures by which shareholders may recommend nominees to its Board of Trustees.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a) Certifications required by Item 11(a)(2) of Form N-CSR are filed herewith.
(b) Certification required by Item 11(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Touchstone Variable Series Trust
             -------------------------------------------------------------------
By (Signature and Title)


--------------------------------------------------------------------------------
Jill T. McGruder
President

Date:  September 9, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ Jill T. McGruder
--------------------------------------------------------------------------------
Jill T. McGruder
President

Date:  September 9, 2004


/s/ Terrie A. Wiedenheft
--------------------------------------------------------------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date:  September 9, 2004